UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER M. GOLDEN 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 475-7010

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2015

Item 1.     Schedule of Investments.

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
October 31, 2015

Shares		Value (note 2)
Investment companies - 57.56%

Alternatives - 5.45%
186,847	ASG Global Alternatives Fund	$2,017,943
124,274	Sprott Physical Gold Trust *	1,165,690
		3,183,633
Equity - 29.30%
125,928	Calamos Market Neutral Income Fund	1,629,507
56,336	Gateway Fund	1,677,110
45,856	Graphite Enterprise Trust plc	433,693
42,112	HarbourVest Global Private Equity Ltd *	559,608
205,175	Henderson Global Equity Income Fund (c)	1,549,072
24,291	Henderson Global Technology Fund (c) *	658,768
16,354	iShares Core High Dividend ETF	1,230,311
40,852	iShares MSCI EAFE Minimum Volatility Index Fund	2,688,879
34,902	iShares MSCI Emerging Markets Index Fund	1,217,033
24,384	iShares MSCI Emerging Markets Minimum Volatility ETF	1,276,258
15,600	iShares Russell 1000 Value ETF	1,564,524
37,401	NB Private Equity Partners Ltd	421,883
21,000	Pantheon International Participation plc *	440,281
114,838	PowerShares International Dividend Achievers Portfolio	1,781,137
		17,128,064

Fixed income - 22.81%
135,085	Henderson Strategic Income Fund (c)	1,211,714
314,480	Henderson Unconstrained Bond Fund (c)	2,959,254
13,709	iShares Global High Yield Corporate Bond Fund	655,290
10,757	iShares iBoxx $ High Yield Corporate Bond Fund	920,476
18,118	iShares iBoxx Investment Grade Corporate Bond Fund	2,109,298
22,240	iShares TIPS Bond ETF	2,467,750
14,379	PIMCO Enhanced Short Maturity ETF	1,450,554
67,780	PowerShares Senior Loan Portfolio	1,558,940
		13,333,276

	Total investment companies (Cost $33,216,683)	33,644,973

Partnerships - 4.70%
5,165	TIAA-CREF Asset Management Core Property Fund LP (a) (b)	2,753,534

	Total partnerships
	(Cost $2,554,354)	2,753,534

Short-term investment - 36.57%

21,382,739	Fidelity Institutional Treasury Portfolio (d)	21,382,739

	Total short-term investment (Cost $21,382,739)	21,382,739

Total investments - 98.83% (Cost $57,153,776)		57,781,246

Financial Derivative Instruments, net (e) (Cost or Premiums, net $0) – 0.55%		323,285

Net other assets and liabilities – 0.62%		360,061

Total net assets – 100.00%		$58,464,592

*	Non-income producing security
(a)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at October 31, 2015 as determined in good faith using procedures approved by the Board of Trustees.

See notes to portfolio of investments

(c)	Affiliated holding, see notes to portfolio of investments for further information.
(d)	This short-term investment has been segregated for open futures contracts and forward foreign currency contracts at October 31, 2015.
(e)	Information with respect to financial derivative instruments is disclosed in the following tables.
ETF	Exchange-traded fund

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
October 31, 2015 (continued)

(e) FINANCIAL DERIVATIVE INSTRUMENTS

EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS
	Number of contracts	Expiration date	Current notional value	Unrealized appreciation/ (depreciation) Asset Liability
EURO STOXX 50 Index (Long)	64	12/18/15	$2,394,950	$138,556	$—
FTSE 100 Index (Long)	36	12/18/15	3,507,447	105,043	—
Nikkei 225 Index (Long)	17	12/10/15	2,689,401	176,900	—
E-mini S&P 500 Index (Long)	12	12/18/15	1,244,220	74,851	—
US Treasury 10 Year Note (Long)	5	12/21/15	638,438	—	(1,375)
Total				$495,350	$(1,375)

	Cost or Premiums, Net	Asset	Liability
TOTAL EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS	$ —	$495,350	$(1,375)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS
	Counterparty	Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation) Asset Liability
British Pound (Long)	State Street Bank and Trust Company	11/25/15	1,409	$2,171,784	$—	$(17,064)
Euro (Long)	State Street Bank and Trust Company	11/25/15	2,063	2,269,099	—	(138,754)
Japanese Yen (Long)	State Street Bank and Trust Company	11/25/15	319,420	2,647,531	—	(14,872)
Total					$—	$(170,690)

	Cost or Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$ —	$ —	$(170,690)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$ —	$495,350	$(172,065)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
October 31, 2015 (continued)

Other information:

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
US Dollar	98%
British Pound	2
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

All Asset Fund
October 31, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Investment Companies	$33,644,973	$—	$—	$33,644,973
Partnerships	—	—	2,753,534	2,753,534
Short-Term Investments	21,382,739	—	—	21,382,739
Total Investments	$55,027,712	$—	$2,753,534	$57,781,246
Financial Derivative Instruments – Assets
Exchange-traded or centrally cleared	$495,350	$—	$—	$495,350
Total Financial Derivative Instruments – Assets	$495,350	$—	$—	$495,350
Financial Derivative Instruments – Liabilities
Exchange-traded or centrally cleared	$(1,375)	$—	$—	$(1,375)
Over-the-counter	—	(170,690)	—	(170,690)
Total Financial Derivative Instruments – Liabilities	$(1,375)	$(170,690)	$—	$(172,065)

During the period ended October 31, 2015, there were no transfers in or out of security levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in securities	Balance as of July 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfer in to level 3	Transfers out of level 3	Balance as of October 31, 2015
Investment Companies
TIAA-CREF Asset Management Core Property Fund LP	$ 2,684,523	$0	$0	$49,007	$20,004	$0	$0	$0	$2,753,534
Total	$ 2,684,523	$0	$0	$49,007	$20,004	$0	$0	$0	$2,753,534

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at October 31, 2015 was $49,007.

The Fund’s Adviser has determined that TIAA-CREF Asset Management Core Property Fund LP (“CPF”) is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The CPF is a private Delaware limited partnership that provides monthly liquidity to its investors with 45 days written notice and invests its contributed capital in a TIAA-CREF REIT. The REIT is a limited partnership which in turn invests in a TIAA-CREF operating partnership. The investments of the operating partnership include a diversified portfolio of real property assets. As a result, the monthly valuations prepared by CPF and assignment of a net asset value per share are ultimately driven by changes in the valuation of the underlying real property assets in the operating partnership. All of the investments in real estate are appraised annually by an independent third-party appraiser. The CPF’s policy is to report all such investments, as well as related debt at fair value under US Generally Accepted Accounting Principles based on the appraised value. The annual appraisals are conducted on a rolling basis such that approximately 25% of the portfolio receives an annual full appraisal each quarter. In addition, each appraisal is updated quarterly under the direction of an independent, third-party appraisal firm.

The significant unobservable inputs used by CPF in the fair value measurement and appraisal of the real property assets include: a) an extensive market study, including a thorough analysis of current market conditions and trends as they impact supply, demand and absorption of the relevant property type; b) thorough description of the site and improvements, including a site plan and renderings of the improvements if available; c) estimate of the value of the land; d) estimate of the value of the property using a cost approach; e) estimate of the market value of the property using a sales comparison approach; and f) estimate of the value of the property using a detailed income capitalization approach that includes several diagnostic inputs. Significant changes in any of those inputs in isolation would result in a significant change in the fair value measurement, and ultimately the value ascribed to All Asset Fund’s limited partnership interests in CPF.

Due to the factors above, and as approved by the Valuation Committee of the Board of Trustees, the All Asset Fund values this investment monthly upon receipt of the limited partner statement and in line with the capital balance allocated to its limited partnership interests, less the undistributed net income accrued within the capital balance. Separately, a daily income accrual is recognized by the Fund to account for the net income that is accrued and allocated to its limited partnership interests and distributed quarterly. The value assigned to the investment is revised monthly upon receipt of the limited partner statement. The value may be revised more frequently if, in the determination of the Adviser and Valuation Committee, market or investment-specific developments warrant re-assessment.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2015

Shares		Value (note 2)

Common stocks - 79.91%

Australia - 0.63%
44,985	Suncorp Group, Ltd.	$420,553

Canada - 1.24%
18,990	BCE, Inc.	820,828

France - 4.62%
15,958	Compagnie de Saint-Gobain	669,991
10,548	Nexity S.A.	467,328
70,177	Orange S.A.	1,237,424
6,894	Sanofi	696,314
		3,071,057

Germany - 2.49%
5,785	Deutsche Boerse AG	532,774
25,517	Deutsche Post AG	759,578
1,828	Muenchener Rueckversicherungs-Gesellschaft AG	364,844
		1,657,196

Hong Kong - 2.55%
74,000	Cheung Kong Property Holdings, Ltd.	521,302
50,500	CK Hutchison Holdings, Ltd.	696,520
41,000	Swire Pacific, Ltd., Class A	477,679
		1,695,501

Ireland - 0.63%
11,009	Seagate Technology plc	419,003

Israel - 1.30%
402,384	Bezeq The Israeli Telecommunication Corp., Ltd.	865,160

Italy - 1.02%
146,272	Enel SpA	674,918

Japan - 2.96%
12,500	Canon, Inc.	377,062
128,000	Daiwa Securities Group, Inc.	882,645
19,100	Nippon Telegraph and Telephone Corp.	710,057
		1,969,764

Netherlands - 2.34%
42,987	RELX N.V.	735,059
18,134	Unilever N.V.	819,976
		1,555,035

Portugal - 0.86%
69,101	NOS SGPS S.A.	574,385

Switzerland - 7.29%
8,043	Cembra Money Bank AG *	480,082
6,963	Nestle S.A.	532,554
15,909	Novartis AG	1,446,126

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2015 (continued)

Shares		Value (note 2)
3,830	Roche Holding AG	$1,039,596
2,148	Syngenta AG	723,208
2,343	Zurich Insurance Group AG *	619,380
		4,840,946

Taiwan - 1.02%
30,790	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	676,148

United Kingdom - 23.86%
16,481	AstraZeneca plc	1,054,522
118,282	Barclays plc	423,037
33,258	BHP Billiton plc	533,470
14,546	British American Tobacco plc	865,458
71,987	Centrica plc	250,915
27,192	Diageo plc	787,452
151,065	GKN plc	668,836
56,352	Greene King plc	698,018
100,435	HSBC Holdings plc	785,920
30,981	Imperial Tobacco Group plc	1,671,132
252,568	ITV plc	982,741
129,779	Legal & General Group plc	523,376
56,533	National Grid plc	805,975
16,249	Nielsen Holdings plc	771,990
33,180	Prudential plc	776,972
11,583	Rio Tinto plc	421,142
47,577	Royal Dutch Shell plc, A Shares	1,246,739
76,094	Standard Life plc	493,743
354,852	Vodafone Group plc	1,172,032
40,740	WPP plc	915,693
		15,849,163

United States - 26.07%
15,012	Baxalta, Inc.	517,314
13,400	Chevron Corp.	1,217,792
35,510	Cisco Systems, Inc.	1,024,464
2,632	Cummins, Inc.	272,438
4,306	Deere & Co.	335,868
37,538	General Electric Co.	1,085,599
7,555	Johnson & Johnson	763,282
13,325	JPMorgan Chase & Co.	856,131
6,384	L Brands, Inc.	612,736
13,582	Las Vegas Sands Corp.	672,445
2,942	Lockheed Martin Corp.	646,740
35,320	Microsoft Corp.	1,859,245
59,393	Pfizer, Inc.	2,008,671
9,840	QUALCOMM, Inc.	584,693
21,606	Reynolds American, Inc.	1,044,002
14,958	Six Flags Entertainment Corp.	778,414
4,737	Stanley Black & Decker, Inc.	502,027
7,460	United Parcel Service, Inc., Class B	768,529
1,149	Verizon Communications, Inc.	53,486
20,145	Verizon Communications, Inc.	944,398

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2015 (continued)

Shares		Value (note 2)
14,227	Wells Fargo & Co.	$770,250
		17,318,524
Total common stocks (Cost $51,130,581)		52,408,181

	Face amount		Coupon	Maturity	Value (note 2)
Corporate bonds - 11.94%

		France – 0.35%
USD	200,000	BNP Paribas S.A. (a) (b)	7.195%	6/25/37	229,500

		Germany – 0.75%
USD	500,000	Unitymedia Hessen GmbH & Co. KG (a) (c)	5.000%	1/15/25	499,375

		Jersey – 0.15%
USD	100,000	HBOS Capital Funding LP (b)	6.850%	12/23/15	101,114

		Luxembourg – 0.39%
USD	250,000	Wind Acquisition Finance S.A. (a)	4.750%	7/15/20	255,000

		Netherlands – 0.29%
USD	200,000	Ziggo Bond Finance BV (a)	5.875%	1/15/25	191,250

		Spain – 0.77%
USD	500,000	BBVA International Preferred SAU (b)	5.919%	4/18/17	510,625

		Switzerland – 1.27%
USD	400,000	Credit Suisse Group AG (a) (b)	7.500%	12/11/23	423,138
USD	400,000	UBS Group AG (b)	7.000%	2/19/25	420,000
					843,138

		United Kingdom – 2.23%
USD	370,000	Barclays Bank plc (b)	6.860%	6/15/32	422,124
USD	200,000	Lloyds Banking Group plc (a) (b)	6.657%	5/21/37	224,750
USD	100,000	Prudential plc (b)	6.500%	12/23/15	101,625
USD	200,000	Royal Bank of Scotland Group plc	6.100%	6/10/23	217,896
USD	500,000	Virgin Media Finance plc (a)	6.375%	4/15/23	516,875
					1,483,270
		United States – 5.74%
USD	250,000	Avis Budget Car Rental LLC	5.500%	4/1/23	260,000
USD	100,000	CCO Holdings LLC	7.375%	6/1/20	104,000
USD	150,000	CCO Holdings LLC (a)	5.875%	5/1/27	150,375
USD	100,000	CHS/Community Health Systems, Inc.	7.125%	7/15/20	103,000
USD	100,000	CHS/Community Health Systems, Inc.	8.000%	11/15/19	104,500
USD	100,000	Constellation Brands, Inc.	4.250%	5/1/23	102,625
USD	550,000	Dresdner Funding Trust I (a)	8.151%	6/30/31	679,250
USD	149,000	First Data Corp.	10.625%	6/15/21	166,694
USD	250,000	HCA, Inc.	5.875%	5/1/23	266,250
USD	133,000	Infor (US), Inc. (a)	6.500%	5/15/22	126,350
USD	250,000	Iron Mountain, Inc.	6.000%	8/15/23	263,125
USD	100,000	Post Holdings, Inc. (a)	6.750%	12/1/21	103,750
USD	200,000	Service Corp. International	8.000%	11/15/21	239,250

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2015 (continued)

	Face amount		Coupon	Maturity	Value (note 2)
USD	250,000	Sirius XM Radio, Inc. (a)	6.000%	7/15/24	$264,575
USD	325,000	Verizon Communications, Inc.	6.550%	9/15/43	390,397
USD	500,000	Wachovia Capital Trust III (b)	5.570%	11/30/15	491,625
					3,815,766

	Total corporate bonds (Cost $7,844,653)				7,929,038

Shares
Partnerships - 1.03%
39,823	KKR & Co., L.P.	682,964

Total partnerships
(Cost $795,237)		682,964

REITs - 3.03%

France - 0.74%
6,622	ICADE	490,508

Netherlands - 1.11%
15,494	Eurocommercial Properties N.V.	740,300

United States - 1.18%
25,606	Iron Mountain, Inc.	784,568

Total REITs (Cost $2,024,315)		2,015,376

Total long-term investments (Cost $61,794,786)		63,035,559

Short-term investment - 7.32%
4,865,876	Fidelity Institutional Treasury Portfolio (d)	4,865,876

Total short-term investment (Cost $4,865,876)		4,865,876

Total investments - 102.20%
(Cost $66,660,662)		67,901,435

Net other assets and liabilities – (2.20)%		(1,464,413)

Total net assets – 100.00%		$66,437,022

*	Non-income producing security
(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2015, the restricted securities held by the Fund had an aggregate value of $3,664,188, which represented 5.5% of net assets.

(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
(c)	Security is purchased on a delayed delivery basis.
(d)	This short-term investment was segregated for delayed delivery purchases at October 31, 2015.
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2015 (continued)

Industry concentration as	% of net
a percentage of net assets:	assets
Pharmaceuticals	10.55%
Integrated Telecommunication Services	6.97
Tobacco	5.39
Diversified Banks	4.78
Integrated Oil & Gas	3.71
Life & Health Insurance	2.85
Systems Software	2.80
Industrial Conglomerates	2.68
Communications Equipment	2.42
Air Freight & Logistics	2.30
Packaged Foods & Meats	2.04
Money Center Banks	1.79
Wireless Telecommunication Services	1.76
Multi-Utilities	1.59
Broadcasting	1.48
Diversified Metals & Mining	1.44
Cable TV	1.42
Advertising	1.38
Telephone-Integrated	1.37
Distillers & Vintners	1.34
Investment Banking & Brokerage	1.33
Other Diversified Financial Services	1.29
Diversified Banking Institution	1.27
Specialized REITs	1.18
Leisure Facilities	1.17
Research & Consulting Services	1.16
Retail REITs	1.11
Publishing	1.11
Fertilizers & Agricultural Chemicals	1.09
Restaurants	1.05
Asset Management & Custody Banks	1.03
Semiconductors	1.02
Electric Utilities	1.02
Casinos & Gaming	1.01
Building Products	1.01
Auto Parts & Equipment	1.01
Aerospace & Defense	0.97
Multi-line Insurance	0.93
Apparel Retail	0.92
Construction & Farm Machinery & Heavy Trucks	0.92
Cable & Satellite	0.86
Specialized Finance	0.80
Real Estate Development	0.78
Biotechnology	0.78
Industrial Machinery	0.76
Super-Regional Banks-US	0.74
Diversified REITs	0.74
Consumer Finance	0.72
Diversified Real Estate Activities	0.72
Homebuilding	0.70
Property & Casualty Insurance	0.63
Computers-Memory Devices	0.63
Technology Hardware, Storage & Peripherals	0.57
Reinsurance	0.55
Health Care Services	0.40
Radio	0.40
Diversified Support Services	0.40

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2015 (continued)

Rental Auto/Equipment	0.39
Telecommunication Services	0.38
Funeral Services & Related Items	0.36
Medical-Hospitals	0.31
Data Processing/Management	0.25
Enterprise Software/Services	0.19
Food-Flour & Grain	0.16
Long-Term Investments	94.88
Short-Term Investment	7.32
Total Investments	102.20
Net Other Assets and Liabilities	(2.20)
100.00%

Currency exposure of portfolio assets before	% of total
any currency hedging, if applicable. Excludes derivatives.	investments
US Dollar	49%
British Pound	20
Euro	15
Swiss Franc	7
Japanese Yen	3
Hong Kong Dollar	3
Israeli Shekel	1
Canadian Dollar	1
Australian Dollar	1
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Dividend & Income Builder Fund
October 31, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$420,553	$—	$—	$420,553
Canada	820,828	—	—	820,828
France	3,071,057	—	—	3,071,057
Germany	1,657,196	—	—	1,657,196
Hong Kong	1,695,501	—	—	1,695,501
Ireland	419,003	—	—	419,003
Israel	865,160	—	—	865,160
Italy	674,918	—	—	674,918
Japan	1,969,764	—	—	1,969,764
Netherlands	1,555,035	—	—	1,555,035
Portugal	574,385	—	—	574,385
Switzerland	4,840,946	—	—	4,840,946
Taiwan	676,148	—	—	676,148
United Kingdom	15,849,163	—	—	15,849,163
United States	17,318,524	—	—	17,318,524
Total Common Stocks	52,408,181	—	—	52,408,181
Corporate Bonds
France	—	229,500	—	229,500
Germany	—	499,375	—	499,375
Jersey	—	101,114	—	101,114
Luxembourg	—	255,000	—	255,000
Netherlands	—	191,250	—	191,250
Spain	—	510,625	—	510,625
Switzerland	—	843,138	—	843,138
United Kingdom	—	1,483,270	—	1,483,270
United States	—	3,815,766	—	3,815,766
Total Corporate Bonds	—	7,929,038	—	7,929,038
Partnerships
United States	682,964	—	—	682,964
Total Partnerships	682,964	—	—	682,964
REITs
France	490,508	—	—	490,508
Netherlands	740,300	—	—	740,300
United States	784,568	—	—	784,568
Total REITs	2,015,376	—	—	2,015,376
Short-term investment	4,865,876	—	—	4,865,876
Total Investments	$59,972,397	$7,929,038	$—	$67,901,435

During the period ended October 31, 2015, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Fund
October 31, 2015

		Value
Shares		(note 2)
Common stocks - 94.11%
	Australia - 1.04%
27,666	Newcrest Mining, Ltd. *	$242,859

	Brazil - 8.62%
311,603	Duratex S.A.	517,109
94,230	Mahle-Metal Leve S.A.	571,994
49,478	Natura Cosmeticos S.A.	293,798
18,585	Totvs S.A.	164,668
33,710	Tractebel Energia S.A.	296,057
47,011	WEG S.A.	175,535
		2,019,161
	Chile - 12.67%
42,115	Antofagasta plc	341,827
32,433	Cia Cervecerias Unidas S.A., ADR	777,419
7,593,411	Cia Sud Americana de Vapores S.A. *	184,469
48,106	Empresa Nacional de Telecomunicaciones S.A.	445,194
565,651	Inversiones Aguas Metropolitanas S.A.	805,677
208,146	Quinenco S.A.	412,349
		2,966,935
	China - 6.48%
236,800	China Mengniu Dairy Co., Ltd.	460,120
136,900	China Resources Beer Holdings Company, Ltd.	258,942
100,000	China Resources Gas Group, Ltd.	275,463
143,300	Yue Yuen Industrial Holdings, Ltd.	522,311
		1,516,836
	India - 14.36%
135,653	City Union Bank, Ltd.	186,836
3,787	Cognizant Technology Solutions Corp., Class A *	257,933
5,175	Dr Reddy's Laboratories, Ltd.	339,351
31,146	Housing Development Finance Corp., Ltd.	598,373
153,207	Idea Cellular, Ltd.	328,242
25,679	Infosys, Ltd.	444,848
7,545	Lupin, Ltd.	222,730
16,817	Mahindra & Mahindra, Ltd.	303,681
385,451	Tata Power Co., Ltd.	405,241
33,345	Tech Mahindra, Ltd.	274,333
		3,361,568
	Indonesia - 1.26%
564,400	Hero Supermarket Tbk PT *	59,790
1,036,300	XL Axiata Tbk PT *	235,841
		295,631
	Kazakhstan – 0.00%
955,965	International Petroleum, Ltd. (a)(b)*	—

	Korea - 4.52%
1,545	Coway Co., Ltd.	115,463
9,593	LG Corp.	555,360

		Value
Shares		(note 2)
1,385	Samsung Fire & Marine Insurance Co., Ltd.	$388,148
		1,058,971
	Malaysia - 1.83%
298,912	Axiata Group Bhd	429,303

	Mexico - 5.10%
212,333	Genomma Lab Internacional S.A.B de C.V., Class B *	155,800
111,543	Grupo Financiero Santander Mexico SAB de C.V., Class B	204,950
299,977	Grupo Herdez SAB de C.V.	833,764
		1,194,514
	Nigeria - 3.64%
187,000	Guaranty Trust Bank plc	21,626
67,978	Guaranty Trust Bank plc, GDR	390,874
94,938	PZ Cussons plc	440,533
		853,033
	Philippines - 2.10%
966,200	Manila Water Co., Inc.	491,148

	Poland - 3.97%
15,894	Bank Pekao S.A.	617,976
22,091	Jeronimo Martins SGPS S.A.	310,578
		928,554
	South Africa - 11.21%
177,493	Grindrod, Ltd.	191,999
12,737	SABMiller plc	784,432
31,526	Shoprite Holdings, Ltd.	328,040
59,741	Standard Bank Group, Ltd.	621,325
30,530	Tiger Brands, Ltd.	698,535
		2,624,331
	Taiwan - 9.68%
23,000	Airtac International Group	119,734
15,000	Asustek Computer, Inc.	134,459
104,000	Chroma ATE, Inc.	185,809
65,000	Delta Electronics, Inc.	332,373
240,100	Standard Foods Corp.	581,325
71,000	Taiwan Semiconductor Manufacturing Co., Ltd.	298,535
362,280	Uni-President Enterprises Corp.	613,779
		2,266,014
	Thailand - 1.61%
64,400	Delta Electronics Thailand pcl	152,999
46,100	Kasikornbank pcl	223,582
		376,581
	Turkey - 1.45%
61,042	Yazicilar Holding AS, Class A	340,239

	United Kingdom - 4.57%
86,859	Cairn Energy plc *	200,853

		Value
Shares		(note 2)
19,512	Unilever plc	$870,205
		1,071,058

	Total common stocks
	(Cost $24,070,235)	22,036,736

Preferred stock - 1.39%
	Brazil - 0.66%
28,462	Banco Bradesco S.A.	154,984

	Chile - 0.73%
58,077	Embotelladora Andina S.A.	170,481

	Total preferred stock
	(Cost $424,084)	325,465

	Total long-term investments
	(Cost $24,494,319)	22,362,201

Short-term investment - 4.41%
1,033,961	Fidelity Institutional Treasury Portfolio	1,033,961

	Total short-term investment
	(Cost $1,033,961)	1,033,961

Total investments - 99.91%
	(Cost $25,528,280)	23,396,162
Net other assets and liabilities – 0.09%		20,775
Total net assets – 100.00%		$23,416,937

*	Non-income producing security
(a)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at October 31, 2015 as determined in good faith using procedures approved by the Board of Trustees.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Fund
October 31, 2015 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets

Packaged Foods & Meats	13.61%
Diversified Banks	10.34
Brewers	6.67
Household Products	5.60
Industrial Conglomerates	5.59
Water Utilities	5.54
Wireless Telecommunication Services	5.14
IT Consulting & Other Services	4.17
Food Retail	4.09
Pharmaceuticals	3.07
Thrifts & Mortgage Finance	2.56
Auto Parts & Equipment	2.44
Footwear	2.23
Forest Products	2.21
Electronic Components	2.07
Electric Utilities	1.73
Property & Casualty Insurance	1.66
Marine	1.61
Diversified Metals & Mining	1.46
Automobile Manufacturers	1.30
Semiconductors	1.27
Renewable Electricity	1.26
Industrial Machinery	1.26
Personal Products	1.25
Gas Utilities	1.18
Gold	1.04
Integrated Telecommunication Services	1.01
Oil & Gas Exploration & Production	0.86
Electronic Equipment & Instruments	0.79
Soft Drinks	0.73
Systems Software	0.70
Computer Hardware	0.57
Household Appliances	0.49
Long-Term Investments	95.50
Short-Term Investment	4.41
Total Investments	99.91
Net Other Assets and Liabilities	0.09
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Fund
October 31, 2015 (continued)

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
Indian Rupee	13%
British Pound	11
US Dollar	11
Taiwan Dollar	10
Brazilian Real	9
Chilean Peso	9
South African Rand	8
Hong Kong Dollar	6
Mexican Peso	5
Korean Won	5
Polish Zloty	3
Philippine Peso	2
Malaysian Ringgit	2
Thai Bhat	2
Turkish Lira	1
Euro	1
Indonesian Rupiah	1
Australian Dollar	1
Nigerian Naira	0 *
100%

* Less than 0.5% of total investments.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Emerging Markets Fund
October 31, 2015 (continued)

Fair Value Measurements The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Australia	$242,859	$—	$—	$242,859
Brazil	2,019,161	—	—	2,019,161
Chile	2,966,935	—	—	2,966,935
China	1,516,836	—	—	1,516,836
India	3,361,568	—	—	3,361,568
Indonesia	295,631	—	—	295,631
Kazakhstan	—	—	—	* —
Korea	1,058,971	—	—	1,058,971
Malaysia	429,303	—	—	429,303
Mexico	1,194,514	—	—	1,194,514
Nigeria	853,033	—	—	853,033
Philippines	491,148	—	—	491,148
Poland	928,554	—	—	928,554
South Africa	2,624,331	—	—	2,624,331
Taiwan	2,266,014	—	—	2,266,014
Thailand	376,581	—	—	376,581
Turkey	340,239	—	—	340,239
United Kingdom	1,071,058	—	—	1,071,058
Total Common Stocks	22,036,736	—	—	22,036,736
Preferred Stocks
Brazil	154,984	—	—	154,984
Chile	170,481	—	—	170,481
Total Preferred Stocks	325,465	—	—	325,465
Short-Term Investment	1,033,961	—	—	1,033,961
Total Investments	$23,396,162	$—	$—	$23,396,162

* Fund held a level 3 security that was fair valued at $0 at October 31, 2015.

During the period ended October 31, 2015, there were no transfers in or out of security levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in securities	Balance as of July 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfer in to level 3	Transfers out of level 3	Balance as of October 31, 2015
Common Stock
International Petroleum, Ltd.	$ 0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at October 31, 2015 was $0.

The Fund’s Adviser has determined that International Petroleum, Ltd. is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The fair valuation reflects that the early-stage exploration company has been suspended from trading since October 2013 due to significant doubt about its ability to sell its Russian-based assets and its failed merger with Range Resources, Ltd.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2015

		Value
Shares		(note 2)
Common stocks - 97.52%
	Canada - 1.04%
5,000,000	Africa Energy Corp. (a) *	$374,732
2,235,878	Africa Oil Corp. *	2,804,252
574,622	Africa Oil Corp. (b) *	720,695
10,925,000	Africa Oil Corp. (a) *	13,631,394
3,964,200	First Quantum Minerals, Ltd. (e)	21,160,994
		38,692,067
	Denmark - 4.13%
116,231	Danske Bank A/S	3,196,102
775,000	Genmab A/S *	76,444,743
1,400,000	Novo Nordisk A/S	74,372,452
		154,013,297
	Finland - 4.41%
20,250,000	Nokia Oyj	150,753,810
4,000,000	Outokumpu Oyj (e) *	13,618,070
		164,371,880
	France - 11.14%
1,000,000	Accor S.A.	49,748,180
37,000,000	Alcatel-Lucent *	150,501,440
1,222,104	Peugeot S.A. *	21,535,790
900,000	Renault S.A.	84,845,719
3,500,000	Rexel S.A.	47,840,287
600,000	Sanofi	60,601,729
		415,073,145
	Germany - 8.71%
250,000	Continental AG	60,123,381
1,000,000	Fresenius SE & Co., KGaA	73,401,658
1,200,000	KION Group AG *	54,115,991
1,500,000	ProSiebenSat.1 Media SE	81,137,698
3,000,000	TUI AG	55,913,806
		324,692,534
	Ireland - 1.86%
183,764,891	Bank of Ireland *	68,504,144
2,350,000	Providence Resources plc *	783,421
		69,287,565
	Israel - 3.18%
2,000,000	Teva Pharmaceutical Industries, Ltd., ADR	118,380,000

	Italy - 4.40%
15,000,000	Intesa Sanpaolo SpA	52,255,383
12,750,000	Poste Italiane SpA *	91,133,520
5,000,000	Salini Impregilo SpA	20,728,408
		164,117,311
	Netherlands - 5.66%
1,000,000	ASML Holding N.V. (e)	93,041,413
2,250,000	Koninklijke Ahold N.V.	45,822,428
1,450,000	Nostrum Oil & Gas plc	9,611,872

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2015 (continued)

		Value
Shares		(note 2)
1,300,000	Sensata Technologies Holding N.V. *	$62,517,000
		210,992,713
	Nigeria - 0.03%
2,364,000	Lekoil, Ltd. *	1,011,305

	Norway - 0.03%
5,261,500	African Petroleum Corp., Ltd. *	1,083,664

	Panama - 1.23%
850,000	Carnival Corp.	45,968,000

	Russia - 0.12%
1,500,000	TCS Group Holding plc, GDR (c)	4,500,000

	Spain - 3.15%
2,453,602	Atresmedia Corp de Medios de Comunicacion S.A. (e)	31,486,876
14,000,000	NH Hotel Group S.A. (e) *	85,750,731
		117,237,607
	Sweden - 1.45%
3,750,000	Lundin Petroleum AB (e) *	54,207,560

	Switzerland - 8.45%
600,000	Dufry AG *	70,231,170
1,250,000	LafargeHolcim, Ltd. *	70,625,041
4,000,000	OC Oerlikon Corp. AG *	38,403,561
500,000	Roche Holding AG	135,717,538
		314,977,310
	United Kingdom - 38.53%
10,989,691	AA, Ltd.	46,911,567
5,000,000	Aberdeen Asset Management plc	26,723,624
3,000,000	Amec Foster Wheeler plc	32,882,313
5,000,000	ARM Holdings plc	79,006,963
8,000,000	Ashmore Group plc (e)	33,298,545
2,000,000	AstraZeneca plc	127,968,157
6,000,000	Aviva plc	44,953,035
30,000,000	Barclays plc	107,295,310
10,000,000	BG Group plc	158,013,927
3,000,000	Burberry Group plc	61,417,315
3,000,000	Genel Energy plc (e) *	11,839,482
5,500,000	GKN plc	24,351,102
2,800,000	IMI plc	41,136,035
12,250,000	Indivior plc	38,826,720
4,750,000	Informa plc	41,592,349
4,000,000	Inmarsat plc	60,739,012
3,300,000	Just Eat plc *	21,671,803
12,000,000	Kingfisher plc	65,320,645
1,100,000	Liberty Global plc, Class A *	48,972,000
161,993	LivaNova plc *	10,736,875
30,000,000	Lloyds Banking Group plc	34,098,635
7,250,000	Merlin Entertainments plc	46,360,515
4,350,000	Mytrah Energy, Ltd. (a) *	3,788,866
1,650,000	Phoenix Group Holdings	21,760,830
5,650,000	Royal Mail plc	38,785,790

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2015 (continued)

		Value
Shares		(note 2)
15,000,000	Saga plc	$48,005,402
9,276,000	Savannah Petroleum plc (a) *	4,146,964
6,000,000	Standard Chartered plc	66,726,583
7,000,000	Taylor Wimpey plc	21,366,566
1,250,937	Virgin Money Holdings UK plc	7,478,504
5,850,000	William Hill plc	28,597,206
7,267,502	Worldpay Group plc *	31,257,977
		1,436,030,617
	Total common stocks
	(Cost $3,671,077,976)	3,634,636,575
Preferred stock - 1.59%
	Italy - 1.59%
18,500,000	Intesa Sanpaolo SpA	59,118,301
	Total preferred stock
	(Cost $52,441,990)	59,118,301

Warrants – 0.00%
	Norway – 0.00%
23,889,500	African Petroleum Corp., Ltd. (expires 3/16/17) (a) (b) *	—
	Total Warrants
	(Cost $0)	—

	Total long-term investments
	(Cost $3,723,519,966)	3,693,754,876
Short-term investment - 0.59%
22,246,652	Fidelity Institutional Treasury Portfolio	22,246,652

	Total short-term investment
	(Cost $22,246,652)	22,246,652

Other securities - 1.58%
59,068,608	State Street Navigator Securities Lending Prime Portfolio (f)	59,068,608
	Total other securities
	(Cost $59,068,608)	59,068,608

Total investments - 101.28%
	(Cost $3,804,835,226)	3,775,070,136

Financial Derivative Instruments, net (d)
(Cost or Premiums, net $0) – 0.03%		1,066,651
Net other assets and liabilities – (1.31)%		(49,097,707)
Total net assets – 100.00%		$3,727,039,080

*	Non-income producing security
(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Fair valued at October 31, 2015 as determined in good faith using procedures approved by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2015 (continued)

(c)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2015, the restricted securities held by the Fund had an aggregate value of $4,500,000, which represented 0.1% of net assets.

(d)	Information with respect to financial derivative instruments is disclosed in the following tables.
(e)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.
(f)	Represents investment of cash collateral received from securities lending transactions; see notes to portfolio of investments for further information.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2015 (continued)

(d) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

			Local	Current	Unrealized
		Value	amount	notional	appreciation/(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
Euro (Short)	Citibank, N.A.	11/12/2015	317,279	$348,933,349	$1,066,651	$—
Total					$1,066,651	$—

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$ —	$1,066,651	$ —

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2015 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of net assets

Pharmaceuticals	14.92%
Diversified Banks	10.5
Communications Equipment	8.08
Hotels, Resorts & Cruise Lines	6.37
Integrated Oil & Gas	4.24
Life & Health Insurance	3.03
Broadcasting	3.02
Automobile Manufacturers	2.85
Oil & Gas Exploration & Production	2.69
Semiconductor Equipment	2.50
Multi-line Insurance	2.49
Industrial Machinery	2.13
Semiconductors	2.12
Biotechnology	2.05
Health Care Services	1.97
Construction Materials	1.90
Specialty Stores	1.88
Home Improvement Retail	1.75
Electrical Components & Equipment	1.68
Apparel, Accessories & Luxury Goods	1.65
Alternative Carriers	1.63
Asset Management & Custody Banks	1.61
Tires & Rubber	1.61
Material Handling Machinery Manufacturing	1.45
Cable & Satellite	1.31
Trading Companies & Distributors	1.28
Diversified Support Services	1.26
Leisure Facilities	1.24
Food Retail	1.23
Publishing	1.12
Air Freight & Logistics	1.04
Oil & Gas Equipment & Services	0.88
Data Processing & Outsourced Services	0.84
Casinos & Gaming	0.77
Auto Parts & Equipment	0.65
Internet Software & Services	0.58
Diversified Metals & Mining	0.57
Homebuilding	0.57
Construction & Engineering	0.56
Steel	0.37
Regional Banks	0.32
Health Care Equipment	0.29
Independent Power Producers & Energy Traders	0.11
Long-Term Investments	99.11
Short-Term Investment	0.59
Other securities	1.58
Total Investments	101.28
Financial Derivative Instruments	0.03
Net Other Assets and Liabilities	(1.31)
100.00%

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2015 (continued)

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
Euro	39%
British Pound	38
US Dollar	10
Swiss Franc	6
Danish Krone	4
Swedish Krona	2
Canadian Dollar	1
Norwegian Krone	0 *
100%

* Less than 0.5% of total investments.

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:
Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)		Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Canada	$37,971,372	$720,695		$—	$38,692,067
Denmark	154,013,297	—		—	154,013,297
Finland	164,371,880	—		—	164,371,880
France	415,073,145	—		—	415,073,145
Germany	324,692,534	—		—	324,692,534
Ireland	69,287,565	—		—	69,287,565
Israel	118,380,000	—		—	118,380,000
Italy	164,117,311	—		—	164,117,311
Netherlands	210,992,713	—		—	210,992,713
Nigeria	1,011,305	—		—	1,011,305
Norway	1,083,664	—		—	1,083,664
Panama	45,968,000	—		—	45,968,000
Russia	4,500,000	—		—	4,500,000
Spain	117,237,607	—		—	117,237,607
Sweden	54,207,560	—		—	54,207,560
Switzerland	314,977,310	—		—	314,977,310
United Kingdom	1,436,030,617	—		—	1,436,030,617
Total Common Stocks	3,633,915,880	720,695		—	3,634,636,575
Preferred Stock
Italy	59,118,301	—		—	59,118,301
Total Preferred Stock	59,118,301	—		—	59,118,301
Warrants
Norway	—	—	*	—	—
Total Warrants	—	—		—	—
Short-Term Investment	22,246,652	—		—	22,246,652
Other securities	59,068,608	—		—	59,068,608
Total Investments	$3,774,349,441	$720,695		$—	$3,775,070,136
Financial Derivative Instruments-Assets
Over-the-counter	$—	$1,066,651		$—	$1,066,651
Total Financial Derivative Instruments-Assets	$—	$1,066,651		$—	$1,066,651

* Fund held a Level 2 security that was fair valued at $0 at October 31, 2015.

During the period ended October 31, 2015, there were no transfers in or out of security levels.

Henderson Global Funds	Portfolio of investments (unaudited)
Global Equity Income Fund
October 31, 2015

		Value
Shares		(note 2)
Common stocks - 90.98%
	Australia - 9.34%
5,440,275	Amcor, Ltd.	$52,954,625
2,667,333	Australia & New Zealand Banking Group, Ltd.	51,755,460
41,130,533	DUET Group	69,219,225
2,384,666	National Australia Bank, Ltd.	51,270,231
2,591,610	Premier Investments, Ltd.	25,300,173
3,767,719	Sonic Healthcare, Ltd.	51,800,736
3,751,962	Suncorp Group, Ltd.	35,076,118
		337,376,568
	Brazil - 0.78%
9,003,066	CCR S.A.	28,293,983

	Canada - 1.51%
741,931	Bank of Montreal	43,145,024
833,849	Crescent Point Energy Corp.	11,363,711
		54,508,735
	France - 3.33%
1,068,402	Eutelsat Communications S.A.	35,257,806
1,020,490	Lagardere SCA	29,749,049
3,140,360	Orange S.A.	55,373,631
		120,380,486
	Hong Kong - 0.80%
7,789,000	HKT Trust and HKT, Ltd., Class SS	9,336,027
23,433,000	SJM Holdings, Ltd.	19,591,495
		28,927,522
	Israel - 1.02%
17,072,461	Bezeq The Israeli Telecommunication Corp., Ltd.	36,707,236

	Italy - 0.21%
466,870	ENI SpA	7,629,031

	Japan - 3.89%
7,849,000	Daiwa Securities Group, Inc.	54,124,082
25,590,300	Mizuho Financial Group, Inc.	53,080,733
900,900	Nippon Telegraph and Telephone Corp.	33,491,650
		140,696,465
	Korea - 1.42%
2,171,988	SK Telecom Co., Ltd., ADR	51,172,037

	Luxembourg - 1.03%
429,082	RTL Group S.A.	37,133,820

	Netherlands - 1.15%
5,400,000	Aegon N.V.	33,277,178
1,047,089	Delta Lloyd N.V.	8,267,280
		41,544,458
	New Zealand - 2.79%
7,133,282	Fletcher Building, Ltd.	36,034,044
28,494,993	Spark New Zealand, Ltd.	64,820,091
		100,854,135

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Global Equity Income Fund
October 31, 2015 (continued)

		Value
Shares		(note 2)
	Norway - 1.39%
2,669,510	Telenor ASA	$50,363,074

	Singapore - 1.51%
19,237,900	Singapore Telecommunications, Ltd.	54,655,466

	Spain - 1.08%
440,441	Red Electrica Corp., S.A.	38,843,353

	Taiwan - 1.04%
14,075,250	Hon Hai Precision Industry Co., Ltd.	37,547,296

	United Kingdom - 41.56%
1,831,041	Admiral Group plc	45,530,659
5,433,926	Ashmore Group plc	22,617,728
883,262	AstraZeneca plc	56,514,705
12,806,382	BAE Systems plc	86,925,388
1,002,073	Berkeley Group Holdings plc	51,256,299
423,880	BHP Billiton plc	6,799,180
13,187,849	BP plc	78,556,583
7,015,419	BT Group plc	50,289,587
12,091,981	Centrica plc	42,147,277
2,000,000	Compass Group plc	34,500,992
10,645,272	Connect Group plc (a)	27,446,969
2,242,371	De La Rue plc	16,005,158
3,376,669	DS Smith plc	20,145,171
1,490,769	Galliford Try plc	34,403,581
2,847,660	GlaxoSmithKline plc	61,678,806
4,051,420	Greene King plc	50,183,928
11,038,800	HSBC Holdings plc	86,950,525
1,210,425	Imperial Tobacco Group plc	65,291,001
5,226,589	Investec plc	43,670,598
5,219,294	National Grid plc	74,409,962
1,938,867	Pearson plc	25,749,856
2,890,925	Phoenix Group Holdings	38,126,623
909,775	Rio Tinto plc	33,078,163
3,535,116	Royal Dutch Shell plc, A Shares	92,636,537
5,258,045	Royal Mail plc	36,095,120
4,317,512	Sky plc	72,948,373
2,336,724	Smiths Group plc	34,654,049
3,310,451	SSE plc	77,316,342
2,851,137	Standard Life plc	18,499,863
4,613,316	Tullett Prebon plc	25,019,610
27,864,239	Vodafone Group plc	92,032,139
		1,501,480,772
	United States - 17.13%
2,988,513	Ares Capital Corp.	45,515,053
2,013,538	Cisco Systems, Inc.	58,090,571
751,135	Johnson & Johnson	75,887,169
563,138	Kohl's Corp.	25,971,925
183,082	Lockheed Martin Corp.	40,246,916
940,399	Microsoft Corp.	49,502,603
2,685,653	Pfizer, Inc.	90,828,785
1,724,654	Reynolds American, Inc.	83,335,281
1,006,054	Six Flags Entertainment Corp.	52,355,050

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Global Equity Income Fund
October 31, 2015 (continued)

		Value
Shares	Verizon Communications, Inc.	(note 2)
2,070,501		$97,065,087
		618,798,440
	Total common stocks
	(Cost $3,354,081,660)	3,286,912,877
Partnerships - 0.77%

	United States - 0.77%
3,985,329	Och-Ziff Capital Management Group LLC, Class A	27,897,303

	Total partnerships
	(Cost $49,963,875)	27,897,303
REITs - 6.42%
	France - 1.26%
613,177	ICADE	45,419,519

	Netherlands - 1.65%
1,251,180	Eurocommercial Properties N.V.	59,781,138

	Singapore - 2.05%
43,308,300	Ascendas Real Estate Investment Trust	73,885,957

	United States - 1.46%
1,721,864	Iron Mountain, Inc.	52,757,913

	Total REITs
	(Cost $239,085,840)	231,844,527

Investment companies - 0.48%

	Thailand - 0.48%
49,043,900	Digital Telecommunications Infrastructure Fund	17,374,096

	Total investment companies
	(Cost $17,809,015)	17,374,096

	Total long-term investments
	(Cost $3,660,940,390)	3,564,028,803
Short-term investment - 1.44%
51,931,060	Fidelity Institutional Treasury Portfolio	51,931,060

	Total short-term investment
	(Cost $51,931,060)	51,931,060
Total investments - 100.09%
	(Cost $3,712,871,450)	3,615,959,863

Financial Derivative Instruments, net(b)
(Cost or Premiums, net $0) – (0.17)%		(6,282,288)

Net other assets and liabilities – 0.08%		2,993,808

Total net assets – 100.00%		$3,612,671,383

(a) This security has been deemed illiquid by the Adviser in accordance to the policies and procedures adopted by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Global Equity Income Fund
October 31, 2015 (continued)

(b)	Information with respect to financial derivative instruments is disclosed in the following tables.

ADR	American Depositary Receipts

REIT	Real Estate Investment Trust

(b) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

			Local	Current	Unrealized
		Value	amount	notional	appreciation/(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
Australian Dollar (Short)	UBS AG	1/08/16	46,000	$32,695,133	$12,017	$—
	JP Morgan
Australian Dollar (Short)	Chase Bank, N.A.	1/08/16	194,000	137,888,170	—	(362,295)
British Pound (Short)	UBS AG	1/08/16	51,500	79,373,892	—	(1,012,779)
British Pound (Short)	JP Morgan
	Chase Bank, N.A.	1/08/16	109,873	169,340,461	—	(2,644,479)
British Pound (Short)	Deutsche Bank AG	1/08/16	106,000	163,371,506	—	(2,274,752)
Total					$12,017	$(6,294,305)

	Cost or Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$12,017	$(6,294,305)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Global Equity Income Fund
October 31, 2015 (continued)

Other information:
Industry concentration as	% of net
a percentage of net assets:	assets
Integrated Telecommunication Services	12.51%
Diversified Banks	7.92
Pharmaceuticals	7.89
Multi-Utilities	5.14
Integrated Oil & Gas	4.95
Tobacco	4.11
Wireless Telecommunication Services	3.96
Aerospace & Defense	3.52
Electric Utilities	3.22
Cable & Satellite	3.00
Life & Health Insurance	2.72
Asset Management & Custody Banks	2.66
Restaurants	2.34
Property & Casualty Insurance	2.23
Investment Banking & Brokerage	2.19
Industrial REIT's	2.05
Paper Packaging	2.02
Retail REITs	1.65
Communications Equipment	1.61
Publishing	1.54
Specialized REITs	1.46
Leisure Facilities	1.45
Health Care Services	1.43
Homebuilding	1.42
Systems Software	1.37
Diversified REITs	1.26
Diversified Capital Markets	1.21
Diversified Metals & Mining	1.10
Electronic Manufacturing Services	1.04
Broadcasting	1.03
Air Freight & Logistics	1.00
Construction Materials	1.00
Industrial Conglomerates	0.96
Construction & Engineering	0.95
Highways & Railtracks	0.78
Distributors	0.76
Department Stores	0.72
Apparel Retail	0.70
Casinos & Gaming	0.54
Investment Companies	0.48
Commercial Printing	0.44
Oil & Gas Exploration & Production	0.32
Long-Term Investments	98.65
Short-Term Investment	1.44
Total Investments	100.09
Financial Derivative Instruments	(0.17)
Net Other Assets and Liabilities	0.08
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Global Equity Income Fund
October 31, 2015 (continued)

Currency exposure of portfolio assets before	% of total
any currency hedging, if applicable. Excludes derivatives.	investments
British Pound	37%
US Dollar	22
Euro	12
Australian Dollar	11
Japanese Yen	4
Singapore Dollar	4
Hong Kong Dollar	3
Canadian Dollar	2
Norwegian Krone	1
Taiwan Dollar	1
New Israeli Sheqel	1
New Zealand Dollar	1
Brazilian Real	1
Thai Baht	0 *
100%
*Less than 0.5% of total investments

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Global Equity Income Fund
October 31, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:

	Quoted prices in
	active markets	Significant other	Significant
	for identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$337,376,568	$—	$—	$337,376,568
Brazil	28,293,983	—	—	28,293,983
Canada	54,508,735	—	—	54,508,735
France	120,380,486	—	—	120,380,486
Hong Kong	28,927,522	—	—	28,927,522
Israel	36,707,236	—	—	36,707,236
Italy	7,629,031	—	—	7,629,031
Japan	140,696,465	—	—	140,696,465
Korea	51,172,037	—	—	51,172,037
Luxembourg	37,133,820	—	—	37,133,820
Netherlands	41,544,458	—	—	41,544,458
New Zealand	100,854,135	—	—	100,854,135
Norway	50,363,074	—	—	50,363,074
Singapore	54,655,466	—	—	54,655,466
Spain	38,843,353	—	—	38,843,353
Taiwan	37,547,296	—	—	37,547,296
United Kingdom	1,501,480,772	—	—	1,501,480,772
United States	618,798,440	—	—	618,798,440
Total Common Stocks	3,286,912,877	—	—	3,286,912,877
Partnerships
United States	27,897,303	—	—	27,897,303
Total Partnerships	27,897,303	—	—	27,897,303
REITs
France	45,419,519	—	—	45,419,519
Netherlands	59,781,138	—	—	59,781,138
Singapore	73,885,957	—	—	73,885,957
United States	52,757,913	—	—	52,757,913
Total REITs	231,844,527	—	—	231,844,527
Investment Companies
Thailand	17,374,096	—	—	17,374,096
Total Investment Companies	17,374,096	—	—	17,374,096
Short-term investment	51,931,060	—	—	51,931,060
Total Investments	$3,615,959,863	$—	$—	$3,615,959,863
Financial Derivative Instruments – Assets
Over-the-counter	$	$12,017	$—	$12,017
Total Financial Derivative Instruments – Assets	$	$12,017	$—	$12,017
Liabilities
Financial Derivative Instruments – Liabilities
Over-the-counter	$	$(6,294,305)	$—	$(6,294,305)
Total Financial Derivative Instruments – Liabilities	$	$(6,294,305)	$—	$(6,294,305)

During the period ended October 31, 2015, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Global Technology Fund
October 31, 2015

		Value
Shares		(note 2)
Common stocks - 95.29%
	China - 7.17%
30,500	NetEase.com, Inc., ADR	$4,408,165
358,500	Tencent Holdings, Ltd.	6,762,406
211,208	Vipshop Holdings, Ltd. ADR (a) *	4,333,988
69,946	YY, Inc., ADR (a) *	3,982,725
		19,487,284
	France - 1.27%
53,307	Criteo S.A., ADR *	2,028,865
81,349	Orange S.A.	1,434,418
		3,463,283
	Germany - 1.06%
88,542	Deutsche Telekom AG	1,655,696
46,641	Siltronic AG *	1,220,673
		2,876,369
	Israel - 1.32%
42,457	Check Point Software Technologies, Ltd. (a) *	3,606,298
	Japan - 0.72%
62,700	Alps Electric Co., Ltd.	1,969,280
	Korea - 4.07%
4,462	Samsung Electronics Co., Ltd.	5,369,821
147,273	SK Hynix, Inc.	3,965,862
208,375	Wonik IPS Co., Ltd. *	1,725,415
		11,061,098
	Netherlands - 2.80%
60,695	ASM International N.V.	2,322,999
67,525	NXP Semiconductor N.V. *	5,290,584
		7,613,583
	Singapore - 2.28%
50,335	Avago Technologies, Ltd.	6,197,749
	United Kingdom - 3.44%
227,110	BT Group plc	1,628,024
532,806	Just Eat plc *	3,499,050
71,451	Rightmove plc	4,228,613
		9,355,687
	United States - 71.16%
154,048	Activision Blizzard, Inc.	5,354,709
49,117	Adobe Systems, Inc. *	4,354,713
17,901	Alphabet, Inc., Class A *	13,200,018
22,488	Alphabet, Inc., Class C *	15,984,695
9,533	Amazon.com, Inc. *	5,966,705
179,468	Apple, Inc.	21,446,426
250,273	Applied Materials, Inc.	4,197,078
5,273	Arrow Electronics, Inc. *	289,962
60,801	Broadcom Corp., Class A	3,125,171
100,108	CDW Corp.	4,473,827
92,256	Ciena Corp. *	2,227,060
378,522	Cisco Systems, Inc.	10,920,360

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Global Technology Fund
October 31, 2015 (continued)

		Value
Shares	Cognizant Technology Solutions Corp., Class A *	(note 2)
81,045		$5,519,975
45,684	EPAM Systems, Inc. *	3,533,657
31,825	F5 Networks, Inc. *	3,507,115
131,898	Facebook, Inc., Class A *	13,449,639
61,982	Fidelity National Information Services, Inc.	4,519,727
18,662	FleetCor Technologies, Inc. *	2,703,377
63,056	Lam Research Corp.	4,829,459
13,101	LinkedIn Corp., Class A *	3,155,638
83,156	MasterCard, Inc., Class A	8,231,612
159,835	Mentor Graphics Corp.	4,347,512
224,707	Micron Technology, Inc. *	3,721,148
21,685	Netflix, Inc. *	2,350,220
21,340	Palo Alto Networks, Inc. *	3,435,740
54,205	Red Hat, Inc. *	4,288,158
50,628	SanDisk Corp.	3,898,356
3,710	The Priceline Group, Inc. *	5,395,230
30,725	Towers Watson & Co., Class A	3,796,381
141,627	Visa, Inc., A Shares	10,987,423
190,404	Web.com Group, Inc. *	4,468,782
53,813	Western Digital Corp.	3,595,785
24,682	WEX, Inc. *	2,219,159
		193,494,817

	Total common stocks
	(Cost $180,635,987)	259,125,448

Preferred stock - 0.77%
	Korea - 0.77%
1,990	Samsung Electronics Co., Ltd.	2,085,917

	Total preferred stock
	(Cost $2,058,613)	2,085,917

	Total long-term investments
	(Cost $182,694,600)	261,211,365
Short-term investment - 3.19%
8,670,072	Fidelity Institutional Treasury Portfolio	8,670,072
	Total short-term investment
	(Cost $8,670,072)	8,670,072
Other securities - 1.93%
5,260,218	State Street Navigator Securities Lending Prime Portfolio (b)	5,260,218
	Total other securities
	(Cost $5,260,218)	5,260,218
Total investments - 101.18%
	(Cost $196,624,890)	275,141,655
Net other assets and liabilities – (1.18)%		(3,212,212)
Total net assets – 100.00%		$271,929,443

*	Non-income producing security
(a)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.
(b)	Represents investment of cash collateral received from securities lending transactions; see notes to portfolio of investments for further information.
ADR	American Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Global Technology Fund
October 31, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Internet Software & Services	26.09%
Data Processing & Outsourced Services	10.54
Semiconductors	8.20
Computer Hardware	7.89
Communications Equipment	7.39
Internet Retail	6.64
Semiconductor Equipment	5.26
IT Consulting & Other Services	3.33
Application Software	3.20
Systems Software	2.90
Computer Storage & Peripherals	2.76
Technology Hardware, Storage & Peripherals	2.74
Home Entertainment Software	1.97
Technology Distributors	1.75
Integrated Telecommunication Services	1.73
Publishing	1.55
Human Resource & Employment Services	1.40
Electronic Components	0.72
Long-Term Investments	96.06
Short-Term Investment	3.19
Other securities	1.93
Total Investments	101.18
Net Other Assets and Liabilities	(1.18)
100.00%

Currency exposure of portfolio assets before	% of total
any currency hedging, if applicable. Excludes derivatives.	investments
US Dollar	86%
Korean Won	5
British Pound	3
Hong Kong Dollar	3
Euro	2
Japanese Yen	1
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Global Technology Fund
October 31, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
China	$19,487,284	$—	$—	$19,487,284
France	3,463,283	—	—	3,463,283
Germany	2,876,369	—	—	2,876,369
Israel	3,606,298	—	—	3,606,298
Japan	1,969,280	—	—	1,969,280
Korea	11,061,098	—	—	11,061,098
Netherlands	7,613,583	—	—	7,613,583
Singapore	6,197,749	—	—	6,197,749
United Kingdom	9,355,687	—	—	9,355,687
United States	193,494,817	—	—	193,494,817
Total Common Stocks	259,125,448	—	—	259,125,448
Preferred Stock
Korea	2,085,917	—	—	2,085,917
Total Preferred Stock	2,085,917	—	—	2,085,917
Short-Term Investment	8,670,072	—	—	8,670,072
Other securities	5,260,218	—	—	5,260,218
Total Investments	$275,141,655	$—	$—	$275,141,655

During the period ended October 31, 2015, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
High Yield Opportunities Fund
October 31, 2015

	Face				Value
	amount		Coupon	Maturity	(note 2)
Bank Loans(a)(b) – 4.33%
		United States – 4.33%
USD	486,486	Koppers, Inc. Term Loan A	3.250%	8/15/19	$457,298
USD	125,000	Neptune Finco Corp. 2015 Term Loan B	5.000%	10/9/22	125,636
USD	250,000	Party City Holdings, Inc. 2015 Term Loan B	4.250%	8/19/22	250,311
USD	320,000	XPO Logistics, Inc. Term Loan B (c)	5.500%	10/30/21	317,600
					1,150,845
	Total bank loans
	(Cost $1,147,204)				1,150,845
Corporate bonds – 88.29%
		Canada – 1.95%
USD	250,000	Garda World Security Corp. (d)	7.250%	11/15/21	229,375
USD	275,000	Masonite International Corp. (d)	5.625%	3/15/23	288,750
					518,125
		Luxembourg – 4.27%
USD	125,000	ArcelorMittal	7.000%	2/25/22	119,063
USD	269,000	ConvaTec Finance International S.A. (d)	8.250%	1/15/19	269,336
USD	191,000	Intelsat Luxembourg S.A.	7.750%	6/1/21	113,645
USD	400,000	Mallinckrodt International Finance S.A. (d)	5.625%	10/15/23	379,500
USD	250,000	Wind Acquisition Finance S.A. (d)	7.375%	4/23/21	252,500
					1,134,044
		Netherlands – 1.06%
USD	275,000	Playa Resorts Holding B.V. (d)	8.000%	8/15/20	280,500
		Puerto Rico – 1.71%
USD	463,000	Popular, Inc.	7.000%	7/1/19	453,161
		Sweden – 1.23%
USD	325,000	Perstorp Holding AB (d)	11.000%	8/15/17	327,438
		United Kingdom – 1.16%
USD	315,000	International Game Technology plc (d)	6.250%	2/15/22	308,700
		United States – 76.91%
USD	265,000	Alere, Inc. (d) (e)	6.375%	7/1/23	276,262
USD	535,000	Argos Merger Sub, Inc. (d)	7.125%	3/15/23	564,425
USD	250,000	Blue Racer Midstream LLC (d)	6.125%	11/15/22	235,000
USD	250,000	BlueLine Rental Finance Corp. (d)	7.000%	2/1/19	253,438
USD	235,000	Cable One, Inc. (d)	5.750%	6/15/22	241,463
USD	275,000	Calpine Corp. (e)	5.750%	1/15/25	261,594
USD	500,000	CCO Holdings LLC (d)	5.875%	5/1/27	501,250
USD	275,000	Century Intermediate Holding Co. 2 (d)	9.750%	2/15/19	285,312
USD	250,000	CenturyLink, Inc.	5.800%	3/15/22	244,063
USD	190,000	Chesapeake Energy Corp.	5.750%	3/15/23	120,650
USD	510,000	CHS/Community Health Systems, Inc.	6.875%	2/1/22	516,375
USD	250,000	CommScope Technologies Finance LLC (d)	6.000%	6/15/25	254,375
USD	150,000	CONSOL Energy, Inc. (d)	8.000%	4/1/23	105,375
USD	250,000	Corrections Corporation of America	5.000%	10/15/22	254,375

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
High Yield Opportunities Fund
October 31, 2015 (continued)

Face			Value
amount	Coupon	Maturity	(note 2)
USD	300,000	Dean Foods Co. (d)	6.500%	3/15/23	$317,250
USD	395,000	Diamond Foods, Inc. (d)	7.000%	3/15/19	414,256
USD	500,000	Digicel Group, Ltd. (d) (e)	8.250%	9/30/20	445,000
USD	250,000	DISH DBS Corp.	5.875%	11/15/24	239,750
USD	275,000	E*TRADE Financial Corp.	5.375%	11/15/22	294,717
USD	285,000	Eco Services Operations LLC (d)	8.500%	11/1/22	255,075
USD	165,000	EP Energy LLC	6.375%	6/15/23	125,813
USD	285,000	ESH Hospitality, Inc. (d)	5.250%	5/1/25	287,479
USD	300,000	FelCor Lodging LP	6.000%	6/1/25	312,000
USD	108,000	First Data Corp. (c) (d)	7.000%	12/1/23	110,160
USD	250,000	Frontier Communications Corp.	8.500%	4/15/20	258,125
USD	476,000	Frontier Communications Corp. (d)	11.000%	9/15/25	500,095
USD	250,000	GCI, Inc.	6.875%	4/15/25	258,750
USD	250,000	Hot Topic, Inc. (d)	9.250%	6/15/21	243,750
USD	265,000	HUB International, Ltd. (d)	7.875%	10/1/21	265,000
USD	875,000	ILFC E-Capital Trust II (d) (f)	6.250%	12/21/65	826,875
USD	40,000	Infor (US), Inc. (d)	5.750%	8/15/20	40,900
USD	300,000	Infor Software Parent LLC/Infor Software
		Parent, Inc. (d)	7.125%	5/1/21	260,811
USD	250,000	j2 Global, Inc.	8.000%	8/1/20	267,188
USD	440,000	KLX, Inc. (d)	5.875%	12/1/22	451,275
USD	275,000	MarkWest Energy Partners LP	4.875%	12/1/24	260,906
USD	250,000	MGM Resorts International	6.000%	3/15/23	254,375
USD	275,000	Midas Intermediate Holdco II LLC (d)	7.875%	10/1/22	272,250
USD	280,000	Midcontinent Communications & Midcontinent
		Finance Corp. (d)	6.875%	8/15/23	288,050
USD	250,000	MSCI, Inc. (d)	5.750%	8/15/25	264,250
USD	275,000	Multi-Color Corp. (d)	6.125%	12/1/22	283,937
USD	300,000	NeuStar, Inc.	4.500%	1/15/23	259,500
USD	275,000	Nexstar Broadcasting, Inc. (d)	6.125%	2/15/22	275,687
USD	500,000	Orbital ATK, Inc. (d)	5.500%	10/1/23	523,125
USD	250,000	Parsley Energy LLC (d)	7.500%	2/15/22	253,125
USD	250,000	Pinnacle Operating Corp. (d)	9.000%	11/15/20	243,125
USD	275,000	Plastipak Holdings, Inc. (d)	6.500%	10/1/21	273,625
USD	425,000	Platform Specialty Products Corp. (d)	6.500%	2/1/22	363,375
USD	555,000	Post Holdings, Inc. (d)	6.000%	12/15/22	559,856
USD	250,000	PQ Corp. (d)	8.750%	11/1/18	253,125
USD	500,000	RCN Telecom Services LLC (d)	8.500%	8/15/20	527,500
USD	250,000	Reynolds Group Issuer, Inc.	8.250%	2/15/21	260,938
USD	270,000	RHP Hotel Properties LP	5.000%	4/15/23	280,125
USD	275,000	Rice Energy, Inc. (d)	7.250%	5/1/23	255,750
USD	375,000	Rite Aid Corp.	6.750%	6/15/21	403,594
USD	250,000	Signode Industrial Group Lux S.A. (d)	6.375%	5/1/22	235,625
USD	275,000	Sprint Corp.	7.125%	6/15/24	242,172
USD	420,000	Steel Dynamics, Inc.	5.125%	10/1/21	418,950
USD	275,000	Sunoco LP (d)	6.375%	4/1/23	278,437
USD	250,000	T-Mobile USA, Inc.	6.375%	3/1/25	251,875
USD	250,000	Talen Energy Supply LLC (d)	6.500%	6/1/25	222,188
USD	385,000	Tenet Healthcare Corp.	8.125%	4/1/22	409,062
USD	250,000	TMS International Corp. (d)	7.625%	10/15/21	230,000
USD	375,000	TransDigm, Inc.	6.000%	7/15/22	380,625
USD	310,000	Tribune Media Co. (d)	5.875%	7/15/22	319,300
USD	200,000	Vista Outdoor, Inc. (d)	5.875%	10/1/23	209,500
USD	265,000	West Corp. (d)	5.375%	7/15/22	253,406

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
High Yield Opportunities Fund
October 31, 2015 (continued)

Face			Value
amount	Coupon	Maturity	(note 2)
USD	370,000 XPO Logistics, Inc. (d)	6.500%	6/15/22	$331,613
				20,427,196
	Total corporate bonds
	(Cost $23,852,224)			23,449,165

	Total long-term investments
	(Cost $24,999,428)			24,600,010

Shares
Short-term investment - 6.13%
1,628,789 Fidelity Institutional Treasury Portfolio (e)	1,628,789

Total short-term investment
(Cost $1,628,789)	1,628,789

Total investments - 98.75%
(Cost $26,628,217)	26,228,799

Financial Derivative Instruments, net (g)
(Cost or Premiums, net $28,891) – 0.10%	26,542

Net other assets and liabilities – 1.15%	304,607

Total net assets – 100.00%	$26,559,948

(a)
Bank loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Bank loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)
Bank loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(c)	Security is purchased on a delayed delivery basis.
(d)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2015, the restricted securities held by the Fund had an aggregate value of $16,187,776, which represented 60.9% of net assets.

(e)	This investment was segregated for open swap contracts and delayed delivery purchases at October 31, 2015.
(f)
Variable or Floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at October 31, 2015.

(g)	Information with respect to financial derivative instruments is disclosed in the following tables.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
High Yield Opportunities Fund
October 31, 2015 (continued)

(g) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS

						Upfront
		Rates		Implied	Notional	premiums	Unrealized	Value
	Reference	received/	Termination	credit	amount	paid/	appreciation/
Counterparty	entity	(paid)	date	spread	(000s)	(received)	(depreciation)	Asset	Liability
Protection sold:
JP Morgan Chase	Delta
Bank, N.A.	Airlines, Inc.	5.00%	12/20/20	2.74%	$250	$28,891	$(2,349)	$26,542	$—
Total						$28,891	$(2,349)	$26,542	$—

	Cost or
	Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE CONTRACTS	$28,891	$26,542	$—

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
High Yield Opportunities Fund
October 31, 2015 (continued)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Cable TV	6.77%
Aerospace/Defense-Equipment	5.10
Telecommunication Services	4.33
Telephone-Integrated	3.77
Oil & Gas Exploration & Production	3.73
Cellular Telecommunications	3.54
Medical-Hospitals	3.48
Finance-Leasing Company	3.11
Chemicals - Diversified	2.68
Transport-Services	2.44
Chemicals - Specialty	2.32
Hotels & Motels	2.23
REITS-Hotels	2.14
Specified Purpose Acquisition	2.12
Food-Flour & Grain	2.11
Consumer Products - Miscellaneous	2.06
Steel-Producers	2.03
Commercial Banks-Southern US	1.71
Food-Miscellaneous/Diversified	1.56
Retail-Drug Store	1.52
Medical Products	1.43
Chemicals - Other	1.23
Television	1.20
Food-Dairy Products	1.19
Gambling (Non-Hotel)	1.16
Enterprise Software/Services	1.14
Finance - Investment Banking & Brokerage	1.11
Building Products-Doors & Windows	1.09
Printing-Commercial	1.07
Oil & Gas Refining & Marketing	1.05
Diagnostic Kits	1.04
Broadcast Services/Programs	1.04
Containers-Paper/Plastic	1.03
Auto Repair Centers	1.02
Disposable Medical Products	1.01
Computer Services	1.01
Insurance Brokers	1.00
Decision Support Software	0.99
Independent Power Producer	0.98
Pipelines	0.98
Casino Hotels	0.96
REITS-Diversified	0.96
Telecommunication Equipment	0.96
Machinery-Construction & Mining	0.95
Specialty Stores	0.94
Retail - Apparel/Shoe	0.92
Agricultural Operations	0.92
Steel-Specialty	0.89
Commercial Services	0.87
Security Services	0.86
Electric-Integrated	0.84
Retail-Sporting Goods	0.79
Satellite Telecommunications	0.43
Data Processing/Management	0.41
Coal	0.40
Long-Term Investments	92.62
Short-Term Investments	6.13

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
High Yield Opportunities Fund
October 31, 2015 (continued)

Total Investments
98.75
Financial Derivative Instruments	0.10
Net Other Assets and Liabilities	1.15
100.00%

Currency exposure of portfolio assets before	% of total
any currency hedging, if applicable. Excludes derivatives.	investments
US Dollar	100%
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
High Yield Opportunities Fund
October 31, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:

	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Bank Loans
United States	$—	$1,150,845	$—	$1,150,845
Total Bank Loans	—	1,150,845	—	1,150,845
Corporate Bonds
Canada	—	518,125	—	518,125
Luxembourg	—	1,134,044	—	1,134,044
Netherlands	—	280,500	—	280,500
Puerto Rico	—	453,161	—	453,161
Sweden	—	327,438	—	327,438
United Kingdom	—	308,700	—	308,700
United States	—	20,427,197	—	20,427,197
Total Corporate Bonds	—	23,449,165	—	23,449,165
Short-term investment	1,628,789	—	—	1,628,789
Total Investments	$1,628,789	$24,600,010	$—	$26,228,799
Financial Derivative Instruments - Assets
Over-the-counter	$—	$26,542	$—	$26,542
Total Financial Derivative Instruments - Assets	$—	$26,542	$—	$26,542

During the period ended October 31, 2015, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Long/Short Equity Fund
October 31, 2015

		Value
Shares		(note 2)
Common stocks - 43.36%
	Australia – 0.84%
800	CSL, Ltd.	$53,505
	China - 2.05%
325	Baidu, Inc., ADR (a)*	60,928
3,700	Tencent Holdings, Ltd.	69,793
		130,721
	Germany – 1.70%
2,000	ProSiebenSat.1 Media SE (a)	108,184
	Hong Kong - 2.49%
11,000	AIA Group, Ltd. (a)	64,647
7,500	Cheung Kong Property Holdings, Ltd. (a)*	52,835
3,000	CK Hutchison Holdings, Ltd.	41,377
		158,859
	India - 1.11%
616	HDFC Bank, Ltd., ADR	37,662
1,800	Infosys, Ltd., ADR	32,688
		70,350
	Italy – 1.87%
16,700	Poste Italiane SpA *	119,367
	Japan - 20.17%
900	East Japan Railway Co. (a)	86,293
11,000	Hitachi, Ltd. (a)	64,075
6,000	NH Foods, Ltd. (a)	125,847
5,700	NTT DOCOMO, Inc.	111,359
1,400	Secom Co., Ltd. (a)	94,172
2,500	Seven & I Holdings Co., Ltd. (a)	114,175
900	Shin-Etsu Chemical Co., Ltd. (a)	53,954
3,500	Sumitomo Mitsui Financial Group, Inc. (a)	140,963
4,000	Sumitomo Realty & Development Co., Ltd. (a)	132,726
9,700	T&D Holdings, Inc. (a)	128,776
35,000	Taiheiyo Cement Corp. (a)	116,019
1,900	Toyota Motor Corp. (a)	117,603
		1,285,962
	Korea – 0.98%
52	Samsung Electronics Co., Ltd.	62,580
	Netherlands – 2.40%
4,000	ASM International N.V. (a)	153,093
	Spain – 1.59%
13,300	Fomento de Construcciones y Contratas S.A. (a)*	101,500
	Switzerland - 5.76%
4,000	Gategroup Holding AG *	150,134
800	Roche Holding AG (a)	217,148
		367,282
	Taiwan – 1.06%
16,000	Taiwan Semiconductor Manufacturing Co., Ltd.	67,276
	United Kingdom - 1.34%
5,406	Clinigen Group plc	52,628

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Long/Short Equity Fund
October 31, 2015 (continued)

		Value
Shares		(note 2)
7,603	Worldpay Group plc * (b)	32,701
		85,329
	Total common stocks
	(Cost $2,735,796)	2,764,008

Warrants – 0.00%
	Norway – 0.00%
2,250,000	African Petroleum Corp., Ltd. (expires 3/16/17) (c) (g) *	—
	Total Warrants
	(Cost $0)	—
	Total long-term investments
	(Cost $2,735,796)	2,764,008

Short-term investment - 61.76%
3,937,150	Fidelity Institutional Treasury Portfolio	3,937,150
	Total short-term investment
	(Cost $3,937,150)	3,937,150

Total investments – 105.12% (d)
	(Cost $6,672,946)	6,701,158
Securities Sold Short(e) – (13.43)%
	(Proceeds $(934,043))	(855,742)

Financial Derivative Instruments, net (f)
(Cost or Premiums, net $0) – (0.17)%		(11,099)

Net other assets and liabilities – 8.48%		540,545

Total net assets – 100.00%		$6,374,862

*	Non-income producing security

(a)	All or a portion of the security is pledged as collateral for securities sold sort.

(b)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2015, the restricted securities held by the Fund had an aggregate value of $32,701, which represented 0.5% of net assets.

(c)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.

(d)	All or a portion of these securities and short-term investments were segregated for open futures contracts, securities sold short and swap contracts.

(e)	The portfolio of securities sold short is disclosed below.

(f)	Information with respect to financial derivative instruments is disclosed in the tables following the portfolio of securities sold short.

(g)	Fair valued at October 31, 2015 as determined in good faith using procedures approved by the Board of Trustees.

ADR	American Depository Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Long/Short Equity Fund
October 31, 2015 (continued)

Securities Sold Short - (13.43)%

Shares		Value
		(note 2)
	Australia – (0.62)%
(1,400)	Wesfarmers, Ltd.	$(39,344)
	China – (0.58)%
(1,800)	Vipshop Holdings, Ltd. ADR	(36,936)
	Finland – (1.46)%
(6,200)	Fortum Oyj	(93,063)
	Japan - (2.84)%
(800)	Nidec Corp.	(60,814)
(2,600)	Shiseido Co., Ltd.	(62,290)
(2,000)	Sony Corp.	(57,678)
		(180,782)
	Netherlands – (1.85)%
(17,400)	CNH Industrial N.V.	(117,674)
	Sweden – (3.91)%
(7,000)	ICA Gruppen AB	(249,241)
	Switzerland – (2.17)%
(1,000)	Kuehne & Nagel International AG	(138,702)
	Total Securities Sold Short
	(Proceeds $(934,043))	$(855,742)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Long/Short Equity Fund
October 31, 2015 (continued)

(f) FINANCIAL DERIVATIVE INSTRUMENTS

EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

				Unrealized

			Current	appreciation/
	Number of	Expiration	notional	(depreciation)
	contracts	date	value	Asset	Liability
Hang Seng Index (Short)	(1)	11/27/15	$146,337	$2,144	$—
MSCI Taiwan Index (Short)	(2)	11/27/15	63,200	813	—
MSCI Indonesian Index (Short)	(4)	11/27/15	42,040	2,342	—
S&P CNX Nifty Index (Short)	(3)	11/26/15	48,462	1,136	—
TOPIX Index (Short)	(5)	12/10/15	645,769	—	(51,334)
Total				$6,435	$(51,334)

	Cost or
	Premiums, Net	Asset	Liability
TOTAL EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS	$ —	$6,435	$(51,334)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS
					Unrealized

			Local	Current	appreciation/
		Value	amount	notional	(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
Australian Dollar (Short)	BNP Paribas Securities Services	11/25/15	18	$12,597	$187	$-
British Pound (Short)	BNP Paribas Securities Services	11/25/15	72	111,031	563	-
Euro (Short)	BNP Paribas Securities Services	11/25/15	229	252,263	4,410	-
Hong Kong Dollar (Short)	BNP Paribas Securities Services	11/25/15	2,055	265,163	10	-
Japanese Yen (Short)	BNP Paribas Securities Services	11/25/15	134,682	1,116,322	12,323	-
Korean Won (Short)	Citibank, N.A.	12/22/15	57,258	50,077	-	(1,695)
Swedish Krona (Long)	BNP Paribas Securities Services	11/25/15	2,048	239,832	-	(8,870)
Swiss Franc (Short)	BNP Paribas Securities Services	11/25/15	217	220,002	7,981	-
Taiwan Dollar (Short)	Credit Suisse International	12/22/15	1,995	61,433	-	(15)
Total					$25,474	$(10,580)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Long/Short Equity Fund
October 31, 2015 (continued)

EQUITY SWAPS
							Unrealized
	Pay/	Underlying	# of	Financing	Termination	Notional	appreciation/(depreciation)
Counterparty	Receive(1)	Reference	Shares	Rate	Date	Value	Asset	Liability
Credit Suisse Securities
(Europe) Limited	Receives	AA Plc	21,000	1-month USD LIBOR plus a specified amount	6/13/16	89,642	$7,049	$—
Credit Suisse Securities
(Europe) Limited	Receives	Alcatel Lucent	70,000	1-month USD LIBOR plus a specified amount	6/13/16	284,732	2,940	—
Credit Suisse Securities
(Europe) Limited	Receives	Astrazeneca Plc	2,000	1-month USD LIBOR plus a specified amount	6/13/16	127,968	—	(1,715)
Credit Suisse Securities
(Europe) Limited	Receives	Balfour Beatty Plc	17,000	1-month USD LIBOR plus a specified amount	6/13/16	65,308	3,452	—
Credit Suisse Securities
(Europe) Limited	Receives	BG Group Plc	15,600	1-month USD LIBOR plus a specified amount	6/13/16	246,502	—	(32,492)
Credit Suisse Securities
(Europe) Limited	Receives	Clinigen Group Plc	1,094	1-month USD LIBOR plus a specified amount	6/13/16	10,650	—	(34)
Credit Suisse Securities
(Europe) Limited	Receives	E2V Technologies Plc	25,000	1-month USD LIBOR plus a specified amount	6/13/16	89,991	—	(347)
Credit Suisse Securities
(Europe) Limited	Receives	Grainger Plc	23,000	1-month USD LIBOR plus a specified amount	6/13/16	88,287	4,950	—
Credit Suisse Securities
(Europe) Limited	Receives	Inmarsat Plc	13,300	1-month USD LIBOR plus a specified amount	6/13/16	201,957	19,768	—
Credit Suisse Securities
(Europe) Limited	Receives	Interserve Plc	8,000	1-month USD LIBOR plus a specified amount	6/13/16	68,632	—	(1,880)
Credit Suisse Securities
(Europe) Limited	Receives	Kingfisher Plc	33,000	1-month USD LIBOR plus a specified amount	6/13/16	179,632	1,872	—
Credit Suisse Securities
(Europe) Limited	Receives	Laird Plc	13,000	1-month USD LIBOR plus a specified amount	6/13/16	67,918	5,970	—
Credit Suisse Securities
(Europe) Limited	Receives	NMC Health Plc	6,000	1-month USD LIBOR plus a specified amount	6/13/16	70,482	—	(3,145)
Credit Suisse Securities
(Europe) Limited	Receives	Optimal Payments Plc	17,000	1-month USD LIBOR plus a specified amount	6/13/16	79,670	4,033	—
Credit Suisse Securities		Paragon Group
(Europe) Limited	Receives	Companies Plc	10,500	1-month USD LIBOR plus a specified amount	6/13/16	67,985	1,932	—
Credit Suisse Securities
(Europe) Limited	Receives	Playtech Plc	6,000	1-month USD LIBOR plus a specified amount	6/13/16	79,177	17,884	—
Credit Suisse Securities		Talktalk
(Europe) Limited	Receives	Telecom Group	29,000	1-month USD LIBOR plus a specified amount	6/13/16	113,107	—	(27,344)
Credit Suisse Securities
(Europe) Limited	Receives	Thomas Cook	30,000	1-month USD LIBOR plus a specified amount	6/13/16	56,839	4,048	—
Credit Suisse Securities		Group Plc
(Europe) Limited	Receives	Victrex Plc	2,500	1-month USD LIBOR plus a specified amount	6/13/16	71,299	—	(4,166)
Credit Suisse Securities
(Europe) Limited	Pays	Afren Plc(2)(3)	(950,000)	1-month USD LIBOR minus a specified amount	6/13/16	(1,465)	63,791	—
Credit Suisse Securities
(Europe) Limited	Pays	Airbus Group NV	(2,000)	1-month USD LIBOR minus a specified amount	6/13/16	(139,348)	—	(15,923)
Credit Suisse Securities
(Europe) Limited	Pays	Allied Minds Plc	(10,000)	1-month USD LIBOR minus a specified amount	6/13/16	(72,671)	—	(5,699)
Credit Suisse Securities
(Europe) Limited	Pays	AO World Plc	(37,000)	1-month USD LIBOR minus a specified amount	6/13/16	(90,350)	—	(2,795)
Credit Suisse Securities		Avanti
(Europe) Limited	Pays	Communications Group	(15,500)	1-month USD LIBOR minus a specified amount	6/13/16	(55,257)	3,878	—
Credit Suisse Securities
(Europe) Limited	Pays	Carillion Plc	(16,000)	1-month USD LIBOR minus a specified amount	6/13/16	(75,353)	6,705	—
Credit Suisse Securities
(Europe) Limited	Pays	Fenner Plc	(25,000)	1-month USD LIBOR minus a specified amount	6/13/16	(58,677)	18,948	—
Credit Suisse Securities
(Europe) Limited	Pays	Foxtons Group Plc	(20,000)	1-month USD LIBOR minus a specified amount	6/13/16	(61,664)	8,080	—
Credit Suisse Securities
(Europe) Limited	Pays	Hargreaves	(8,300)	1-month USD LIBOR minus a specified amount	6/13/16	(184,764)	—	(61,891)
Credit Suisse Securities		Lansdown Plc
(Europe) Limited	Pays	Mitie Group Plc	(21,000)	1-month USD LIBOR minus a specified amount	6/13/16	(104,049)	—	(12,819)
Credit Suisse Securities
(Europe) Limited	Pays	Qinetiq Group Plc	(18,000)	1-month USD LIBOR minus a specified amount	6/13/16	(62,157)	68	—
Credit Suisse Securities		Woodford Patient
(Europe) Limited	Pays	Capital Trust	(100,000)	1-month USD LIBOR minus a specified amount	6/13/16	(159,556)	13,788	—
Total							$189,156	$(170,250)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Long/Short Equity Fund
October 31, 2015 (continued)

(1)	Receive indicates the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference.
Pay indicates the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(2)	The contract has been deemed illiquid by the Adviser according to policies and procedures adopted by the Board of Trustees.
(3)	Fair valued at October 31, 2015 as determined in good faith using procedures approved by the Board of Trustees.

	Cost or Premiums, net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$—	$214,630	$(180,830)

	Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$221,065	$(232,164)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Long/Short Equity Fund
October 31, 2015 (continued)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Life & Health Insurance	4.91%
Pharmaceuticals	3.41
Diversified Banks	2.80
Semiconductor Equipment	2.40
Diversified Support Services	2.35
Diversified Real Estate Activities	2.08
Internet Software & Services	2.05
Packaged Foods & Meats	1.97
Automobile Manufacturers	1.84
Construction Materials	1.82
Food Retail	1.79
Wireless Telecommunication Services	1.75
Broadcasting	1.70
Construction & Engineering	1.59
Real Estate Development	1.48
Security & Alarm Services	1.48
Railroads	1.35
Semiconductors	1.06
Electronic Equipment & Instruments	1.01
Technology Hardware, Storage & Peripherals	0.98
Specialty Chemicals	0.85
Biotechnology	0.84
Life Sciences Tools & Services	0.83
Data Processing & Outsourced Services	0.51
IT Consulting & Other Services	0.51
Oil & Gas Exploration & Production	0.00
Long-Term Investments	43.36
Short-Term Investment	61.76
Total investments	105.12
Securities Sold Short
Internet Retail	(0.58)
Hypermarkets & Super Centers	(0.62)
Consumer Electronics	(0.90)
Electrical Components & Equipment	(0.95)
Personal Products	(0.98)
Electric Utilities	(1.46)
Construction & Farm Machinery & Heavy Trucks	(1.85)
Marine	(2.18)
Food Retail	(3.91)
Financial Derivative Instruments	(0.17)
Net other assets and liabilities	8.48
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Long/Short Equity Fund
October 31, 2015 (continued)

Long currency exposure of portfolio assets before	% of total
any currency hedging, if applicable. Excludes derivatives.	investments
US Dollar	61%
Japanese Yen	19
Euro	7
Swiss Franc	6
Hong Kong Dollar	3
British Pound	1
New Taiwan Dollar	1
South Korean Won	1
Australian Dollar	1
100%

Short currency exposure of portfolio assets before	% of total
any currency hedging, if applicable. Excludes derivatives.	investments
Swedish Krona	29%
Euro	25
Japanese Yen	21
Swiss Franc	16
Australian Dollar	5
US Dollar	4
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Long/Short Equity Fund
October 31, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$53,505	$—	$—	$53,505
China	130,721	—	—	130,721
Germany	108,184	—	—	108,184
Hong Kong	158,859	—	—	158,859
India	70,350	—	—	70,350
Italy	119,367	—	—	119,367
Japan	1,285,962	—	—	1,285,962
Korea	62,580	—	—	62,580
Netherlands	153,093			153,093
Spain	101,500	—	—	101,500
Switzerland	367,282	—	—	367,282
Taiwan	67,276	—	—	67,276
United Kingdom	85,329	—	—	85,329
Total Common Stocks	2,764,008	—	—	2,764,008
Warrants
Norway	—	— *	—	—
Total Warrants	—	—	—	—
Short-Term Investment	3,937,150	—	—	3,937,150
Total Investments	$6,701,158	$—	$—	$6,701,158
Liabilities
Securities Sold Short
Australia	$(39,344)	$—	$—	$(39,344)
China	(36,936)	—	—	(36,936)
Finland	(93,063)	—	—	(93,063)
Japan	(180,782)	—	—	(180,782)
Netherlands	(117,674)	—	—	(117,674)
Sweden	(249,241)	—	—	(249,241)
Switzerland	(138,702)	—	—	(138,702)
Total Common Stocks	(855,742)	—	—	(855,742)
Financial Derivative Instruments - Assets
Exchange-Traded or Centrally Cleared	$6,435	$—	$—	$6,435
Over-the-counter	—	150,659	63,971	214,630
Total Financial Derivative Instruments - Assets	$6,435	$150,659	$63,971	$221,065
Liabilities
Financial Derivative Instruments - Liabilities
Exchange-Traded or Centrally Cleared	$(51,334)	$—	$—	$(51,334)
Over-the-counter	—	(180,830)	—	(180,830)
Total Financial Derivative Instruments - Liabilities	$(51,334)	$(180,830)	$—	$(232,164)
* Fund held a Level 2 security that was fair valued at $0 at October 31, 2015.

During the period ended October 31, 2015, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Opportunities Fund
October 31, 2015

		Value
Shares		(note 2)
Common stocks - 93.74%
	Australia - 0.71%
494,872	CSL, Ltd.	$33,097,852
	Brazil - 0.22%
1,162,107	Tractebel Energia S.A.	10,206,159
	Chile - 0.53%
23,625,840	Aguas Andinas S.A., Class A	12,359,025
737,658	Antofagasta plc	5,987,216
651,464	Empresa Nacional de Telecomunicaciones S.A.	6,028,927
		24,375,168
	China - 1.86%
254,340	Baidu, Inc., ADR *	47,681,120
2,050,400	Tencent Holdings, Ltd.	38,676,809
		86,357,929
	Finland - 2.41%
15,000,000	Nokia Oyj	111,669,489
	France - 13.90%
1,700,000	Accor S.A.	84,571,906
22,000,000	Alcatel-Lucent *	89,487,343
645,000	Essilor International S.A.	84,829,224
612,018	L'Oreal S.A.	111,752,611
1,300,000	Renault S.A.	122,554,928
3,750,000	Rexel S.A.	51,257,450
1,124,369	Sodexo	100,112,338
		644,565,800
	Germany - 11.10%
535,812	Continental AG	128,859,316
4,672,380	Deutsche Post AG	139,085,230
1,816,348	Fresenius SE & Co., KGaA	133,322,955
2,100,000	ProSiebenSat.1 Media SE	113,592,777
		514,860,278
	Hong Kong - 3.15%
6,548,000	AIA Group, Ltd.	38,482,362
5,004,000	Cheung Kong Property Holdings, Ltd.	35,251,258
2,522,500	China Mobile, Ltd.	30,186,292
4,480,000	China Resources Beer Holdings Company, Ltd.	8,473,770
2,461,000	CK Hutchison Holdings, Ltd.	33,943,295
		146,336,977
	India - 2.33%
2,420,942	Housing Development Finance Corp., Ltd.	46,510,836
1,430,000	Infosys, Ltd.	24,772,515
785,273	Lupin, Ltd.	23,181,447
353,207	Tata Consultancy Services, Ltd.	13,513,161
		107,977,959
	Ireland - 0.43%
310,934	ICON plc *	19,859,355

	Italy - 1.81%
11,750,000	Poste Italiane SpA *	83,985,793

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Opportunities Fund
October 31, 2015 (continued)

		Value
Shares		(note 2)
	Japan - 18.00%
1,392,200	Denso Corp. (f)	$65,323,911
487,400	East Japan Railway Co.	46,732,560
1,010,600	Electric Power Development Co., Ltd.	33,541,502
272,100	Fanuc, Ltd. (f)	48,604,587
9,382,000	Fujitsu, Ltd.	44,721,359
11,803,000	Hitachi, Ltd. (f)	68,752,206
1,944,000	Japan Post Holdings Co., Ltd. (d) (e) *	23,842,877
13,516,000	Mitsubishi Heavy Industries, Ltd. (f)	68,784,086
1,211,300	Nippon Telegraph & Telephone Corp.	45,031,009
1,258,100	NTT Data Corp.	63,077,028
2,094,600	Seven & I Holdings Co., Ltd.	95,660,401
1,908,000	Sompo Japan Nipponkoa Holdings, Inc. (f)	60,527,256
2,992,000	Sumitomo Electric Industries, Ltd.	41,271,103
2,014,200	Sumitomo Mitsui Financial Group, Inc.	81,122,168
973,400	Takeda Pharmaceutical Co., Ltd.	47,835,104
		834,827,157
	Korea - 1.45%
39,344	Samsung Electronics Co., Ltd.	47,348,773
742,270	SK Hynix, Inc.	19,988,324
		67,337,097
	Netherlands - 4.35%
7,429,194	ING Groep N.V.	108,123,538
4,600,000	Koninklijke Ahold N.V.	93,681,409
		201,804,947
	Philippines - 0.47%
1,300,000	Ayala Corp.	21,657,411

	Russia - 0.03%
400,000	TCS Group Holdings plc, GDR (a)	1,200,000

	Singapore - 0.55%
2,072,000	DBS Group Holdings, Ltd.	25,543,179

	South Africa - 0.32%
1,432,780	Standard Bank Group, Ltd.	14,901,368

	Spain - 2.56%
2,790,374	Amadeus IT Holding S.A., A Shares	118,932,565

	Sweden - 1.31%
4,200,000	Lundin Petroleum AB (f) *	60,712,467

	Switzerland - 5.22%
670,785	Roche Holding AG	182,074,577
3,000,000	UBS Group AG	60,033,385
		242,107,962
	Taiwan - 1.29%
2,080,000	Delta Electronics, Inc.	10,635,945
2,241,860	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	49,231,246
		59,867,191
	United Kingdom - 16.29%
2,000,000	AstraZeneca plc	127,968,157
34,000,000	Barclays plc	121,601,352
9,000,000	BG Group plc	142,212,534

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Opportunities Fund
October 31, 2015 (continued)
		Value
Shares		(note 2)
199,733	Delphi Automotive plc	$16,615,788
17,000,000	Kingfisher plc	92,537,580
243,170	SABMiller plc	14,976,084
18,604,420	Standard Life plc	120,716,480
35,963,773	Vodafone Group plc	118,783,900
		755,411,875
	United States - 3.45%
228,289	Apple, Inc.	27,280,536
312,722	Cardinal Health, Inc.	25,705,748
454,062	Cognizant Technology Solutions Corp., Class A *	30,926,163
229,068	CVS Health Corp.	22,627,337
290,592	MasterCard, Inc., Class A	28,765,702
17,047	The Priceline Group, Inc. *	24,790,429
		160,095,915
	Total common stocks
	(Cost $3,841,434,604)	4,347,691,893

	Total long-term investments
	(Cost $3,841,434,604)	4,347,691,893

Short-term investment - 6.96%
322,998,409	Fidelity Institutional Treasury Portfolio (b)	322,998,409

	Total short-term investment
	(Cost $322,998,409)	322,998,409

Other securities - 0.27%
12,316,479	State Street Navigator Securities Lending Prime Portfolio (g)	12,316,479

	Total other securities
	(Cost $12,316,479)	12,316,479

Total investments - 100.97%
	(Cost $4,176,749,492)	4,683,006,781

Financial Derivative Instruments, net (c)
(Cost or Premiums, net $0) – (0.12)%		(5,547,727)

Net other assets and liabilities – (0.85)%		(39,380,432)

Total net assets – 100.00%		$4,638,078,622

*	Non-income producing security

(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2015, the restricted securities held by the Fund had an aggregate value of $1,200,000, which represented 0.0% of net assets.

(b)	This short-term investment has been segregated for open delayed delivery purchases at October 31, 2015.

(c)	Information with respect to financial derivative instruments is disclosed in the following tables.

(d)	Security is purchased on a delayed delivery basis.

(e)	Fair valued at October 31, 2015 as determined in good faith using procedures approved by the Board of Trustees.

(f)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.

(g)	Represents investment of cash collateral received from securities lending transactions; see notes to portfolio of investments for further information.

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Opportunities Fund
October 31, 2015 (continued)

(c) FINANCIAL DERIVATIVE INSTRUMENTS

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

			Local	Current	Unrealized
		Value	amount	notional	appreciation/(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
Euro (Short)	Citibank, N.A.	11/12/15	226,628	$249,238,106	$761,894	$—
Japanese Yen (Short)	JP Morgan Chase Bank, N.A.	11/12/15	12,292,351	101,873,530	—	(3,540,531)
Japanese Yen (Short)	Citibank, N.A.	11/12/15	9,584,985	79,436,090	—	(2,769,090)
Total					$761,894	$(6,309,621)

	Cost or
	Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$—	$761,894	$(6,309,621)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Opportunities Fund
October 31, 2015 (continued)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Pharmaceuticals	8.22%
Diversified Banks	7.57
Life & Health Insurance	5.76
Auto Parts & Equipment	5.43
Communications Equipment	4.34
Food Retail	4.27
IT Consulting & Other Services	3.82
Wireless Telecommunication Services	3.34
Data Processing & Outsourced Services	3.18
Integrated Oil & Gas	3.07
Air Freight & Logistics	3.00
Health Care Equipment	2.87
Automobile Manufacturers	2.64
Industrial Machinery	2.53
Broadcasting	2.45
Personal Products	2.41
Restaurants	2.16
Home Improvement Retail	2.00
Internet Software & Services	1.86
Health Care Supplies	1.83
Hotels, Resorts & Cruise Lines	1.82
Technology Hardware, Storage & Peripherals	1.61
Semiconductors	1.49
Real Estate Development	1.49
Electronic Equipment & Instruments	1.48
Oil & Gas Exploration & Production	1.31
Property & Casualty Insurance	1.31
Diversified Capital Markets	1.29
Trading Companies & Distributors	1.11
Railroads	1.01
Thrifts & Mortgage Finance	1.00
Integrated Telecommunication Services	0.97
Independent Power Producers & Energy Traders	0.72
Biotechnology	0.71
Health Care Distributors	0.55
Internet Retail	0.53
Drug Retail	0.49
Multi-Sector Holdings	0.47
Life Sciences Tools & Services	0.43
Brewers	0.32
Water Utilities	0.27
Electronic Components	0.23
Renewable Electricity	0.22
Diversified Metals & Mining	0.13
Regional Banks	0.03
Long-Term Investments	93.74
Short-Term Investments	6.96
Other securities	0.27
Total Investments	100.97
Financial Derivative Instruments	(0.12)
Net other assets and liabilities	(0.85)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Opportunities Fund
October 31, 2015 (continued)

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
Euro	36%
Japanese Yen	18
British Pound	16
US Dollar	13
Swiss Franc	5
Hong Kong Dollar	4
Indian Rupee	2
South Korean Won	2
Swedish Krona	1
Australian Dollar	1
Singapore Dollar	1
Philippine Peso	1
Chilean Peso	0	*
South African Rand	0	*
Taiwan Dollar	0	*
Brazilian Real	0	*
	100%

* Less than 0.5% of total investments.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Opportunities Fund
October 31, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Common Stocks
Australia	$33,097,852	$—	$—	$33,097,852
Brazil	10,206,159	—	—	10,206,159
Chile	24,375,168	—	—	24,375,168
China	86,357,929	—	—	86,357,929
Finland	111,669,489	—	—	111,669,489
France	644,565,800	—	—	644,565,800
Germany	514,860,278	—	—	514,860,278
Hong Kong	146,336,977	—	—	146,336,977
India	107,977,959	—	—	107,977,959
Ireland	19,859,355	—	—	19,859,355
Italy	83,985,793	—	—	83,985,793
Japan	810,984,280	23,842,877	—	834,827,157
Korea	67,337,097	—	—	67,337,097
Netherlands	201,804,947	—	—	201,804,947
Philippines	21,657,411	—	—	21,657,411
Russia	1,200,000	—	—	1,200,000
Singapore	25,543,179	—	—	25,543,179
South Africa	14,901,368	—	—	14,901,368
Spain	118,932,565	—	—	118,932,565
Sweden	60,712,467	—	—	60,712,467
Switzerland	242,107,962	—	—	242,107,962
Taiwan	59,867,191	—	—	59,867,191
United Kingdom	755,411,875	—	—	755,411,875
United States	160,095,915	—	—	160,095,915
Total Common Stocks	4,323,849,016	23,842,877	—	4,347,691,893
Short-Term Investment	322,998,409	—	—	322,998,409
Other securities	12,316,479	—	—	12,316,479
Total Investments	$4,659,163,904	$23,842,877	$—	$4,683,006,781
Financial Derivative Instruments - Assets
Over-the-counter	—	761,894	—	761,894
Total Financial Derivative Instruments - Assets	$—	$761,894	$—	$761,894
Liabilities
Financial Derivative Instruments - Liabilities
Over-the-counter	—	(6,309,621)	—	(6,309,621)
Total Financial Derivative Instruments - Liabilities	$—	$(6,309,621)	$—	$(6,309,621)

During the period ended October 31, 2015, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Select Equity Fund
October 31, 2015

		Value
Shares		(note 2)
Common stocks - 94.47%
	Belgium - 2.93%
2,670	KBC Groep N.V.	$162,658

	Canada - 2.56%
4,946	Gildan Activewear, Inc.	142,184

	France - 11.71%
45,266	Alcatel-Lucent *	184,124
9,442	Orange S.A.	166,490
10,429	Rexel S.A.	142,550
3,234	Total S.A.	156,992
		650,156
	Germany - 6.04%
1,237	Bayer AG	165,069
1,660	Bayerische Motoren Werke AG	170,421
		335,490
	Hong Kong - 2.87%
27,101	AIA Group, Ltd.	159,272

	Israel - 2.94%
2,755	Teva Pharmaceutical Industries, Ltd., ADR	163,068

	Italy - 4.03%
11,362	Mediaset SpA	57,723
25,677	UniCredit SpA	166,026
		223,749
	Japan - 19.87%
37,390	Ebara Corp. (a)	163,293
4,222	FUJIFILM Holdings Corp.	169,762
4,500	Japan Tobacco, Inc.	157,036
3,116	NTT DoCoMo, Inc. (a)	60,876
2,600	Omron Corp.	86,940
2,800	SoftBank Group Corp.	157,716
4,000	Sumitomo Mitsui Financial Group, Inc.	161,100
1,842	Tsuruha Holdings, Inc.	146,847
		1,103,570
	Korea - 3.00%
4,366	Shinhan Financial Group Co., Ltd.	166,782

	Netherlands - 2.96%
1,767	ASML Holding N.V.	164,404

	Portugal - 2.26%
11,022	CTT-Correios de Portugal S.A.	125,264

	Spain - 2.97%
4,732	Grifols S.A., ADR	164,721

	Switzerland - 5.81%
4,238	Clariant AG *	78,033
680	Dufry AG *	79,595
1,814	Novartis AG	164,893
		322,521

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Select Equity Fund
October 31, 2015 (continued)

		Value
Shares		(note 2)
	United Kingdom - 21.62%
10,102	BG Group plc	$159,626
1,516	Carnival plc	84,531
25,531	DS Smith plc	152,318
40,176	ITV plc	156,325
145,703	Lloyds Banking Group plc	165,609
67,405	Rentokil Initial plc	160,543
46,449	Vodafone Group plc	153,415
7,477	WPP plc	168,057
		1,200,424
	United States - 2.90%
2,368	Cognizant Technology Solutions Corp., Class A *	161,284

	Total common stocks
	(Cost $5,159,377)	5,245,547

	Total long-term investments
	(Cost $5,159,377)	5,245,547

Short-term investment - 3.02%
167,502	Fidelity Institutional Treasury Portfolio	167,502

	Total short-term investment
	(Cost $167,502)	167,502

Other securities - 3.97%
220,305	State Street Navigator Securities Lending Prime Portfolio (b)	220,305

	Total other securities
	(Cost $220,305)	220,305

Total investments - 101.46%
	(Cost $5,547,184)	5,633,354

Net other assets and liabilities – (1.46)%		(81,063)

Total net assets – 100.00%		$5,552,291

*	Non-income producing security

(a)	All or a portion of this security is on loan on an overnight and continuous basis; see notes to portfolio of investments for further information.

(b)	Represents investment of cash collateral received from securities lending transactions; see notes to portfolio of investments for further information.

ADR	American Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Select Equity Fund
October 31, 2015 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	14.81%
Pharmaceuticals	8.88
Wireless Telecommunication Services	6.70
Integrated Oil & Gas	5.70
Broadcasting	3.85
Communications Equipment	3.32
Automobile Manufacturers	3.07
Electronic Equipment & Instruments	3.06
Advertising	3.03
Integrated Telecommunication Services	3.00
Biotechnology	2.97
Semiconductor Equipment	2.96
Industrial Machinery	2.94
IT Consulting & Other Services	2.90
Environmental & Facilities Services	2.89
Life & Health Insurance	2.87
Tobacco	2.83
Paper Packaging	2.74
Drug Retail	2.64
Trading Companies & Distributors	2.57
Apparel, Accessories & Luxury Goods	2.56
Air Freight & Logistics	2.26
Electronic Components	1.57
Hotels, Resorts & Cruise Lines	1.52
Specialty Stores	1.43
Specialty Chemicals	1.40
Long-Term Investments	94.47
Short-Term Investment	3.02
Other securities	3.97
Total Investments	101.46
Net Other Assets and Liabilities	(1.46)
100.00%

Currency exposure of portfolio assets before	% of total
any currency hedging, if applicable. Excludes derivatives.	investments
Euro	31%
British Pound	22
Japanese Yen	20
US Dollar	12
Swiss Franc	6
South Korean Won	3
Hong Kong Dollar	3
Canadian Dollar	3
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
International Select Equity Fund
October 31, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Belgium	$162,658	$—	$—	$162,658
Canada	142,184	—	—	142,184
France	650,156	—	—	650,156
Germany	335,490	—	—	335,490
Hong Kong	159,272	—	—	159,272
Israel	163,068	—	—	163,068
Italy	223,749	—	—	223,749
Japan	1,103,570	—	—	1,103,570
Korea	166,782	—	—	166,782
Netherlands	164,404	—	—	164,404
Portugal	125,264	—	—	125,264
Spain	164,721	—	—	164,721
Switzerland	322,521	—	—	322,521
United Kingdom	1,200,424	—	—	1,200,424
United States	161,284	—	—	161,284
Total Common Stocks	5,245,547	—	—	5,245,547
Short-term investment	167,502	—	—	167,502
Other securities	220,305	—	—	220,305
Total Investments	$5,633,354	$—	$—	$5,633,354
During the period ended October 31, 2015, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
October 31, 2015

	Face				Value
	amount		Coupon	Maturity	(note 2)
Bank Loans(a) (b) – 4.91%
		France – 0.84%
EUR	995,238	Horizon Holdings III SASU, Term Loan B (c)	5.000%	7/24/22	$1,098,939
EUR	900,000	Numericable Group S.A., Term Loan B-6 (c)	4.750%	1/30/23	981,367
					2,080,306
		Germany – 0.55%
EUR	317,647	Kirk Beauty Zero GmbH, Term Loan B	6.000%	6/26/22	351,747
USD	995,006	Siemens Audiology Solutions, Term Loan B	4.250%	1/17/22	997,703
					1,349,450
		Ireland – 0.66%
EUR	1,500,000	Eircom Finco Sarl, Term Loan B-3	4.500%	5/31/22	1,623,397

		United Kingdom – 1.87%
GBP	1,000,000	Cucina Acquisition (UK), Ltd., Second Lien
		Term Loan D (c)	5.000%	3/12/17	1,536,204
GBP	2,000,000	RAC Finance Holdings, Ltd., First Lien Term
		Loan (c)	4.750%	12/17/21	3,089,612
					4,625,816
		United States – 0.99%
USD	1,000,000	Delta 2 Lux Sarl, Term Loan B-3	4.750%	7/30/21	983,400
USD	1,488,750	Travelport Finance (Luxembourg) Sarl, Term
		Loan B	6.000%	9/2/21	1,479,445
					2,462,845
	Total bank loans
	(Cost $12,197,060)				12,141,814

Corporate bonds – 71.56%

		France – 6.59%
GBP	727,000	AXA S.A. (d)	6.686%	7/6/26	1,242,287
GBP	969,000	AXA S.A. (e)	5.625%	1/16/54	1,463,939
USD	82,000	BNP Paribas S.A. (d)	6.250%	10/17/16	83,792
USD	384,000	BNP Paribas S.A. (d)	6.500%	12/6/15	389,522
USD	2,400,000	BNP Paribas S.A. (d) (f)	7.195%	6/25/37	2,754,000
USD	830,000	Credit Agricole S.A. (d)	7.375%	4/19/16	851,361
USD	495,000	Numericable-SFR SAS (f)	6.250%	5/15/24	496,237
USD	520,000	Numericable-SFR SAS (f)	6.000%	5/15/22	522,600
EUR	848,000	Oberthur Technologies Holding SAS	9.250%	4/30/20	1,016,942
EUR	1,000,000	Orange S.A. (d)	5.000%	10/1/26	1,150,465
EUR	2,182,000	Orange S.A. (d)	4.250%	2/7/20	2,504,727
GBP	1,212,000	Orange S.A. (d)	5.750%	4/1/23	1,908,122
EUR	1,624,000	Sodexo	2.500%	6/24/26	1,925,579
					16,309,573
		Germany – 1.23%
EUR	300,000	Trionista TopCo GmbH	6.875%	4/30/21	350,969
EUR	909,000	Unitymedia GmbH (f)	3.750%	1/15/27	897,125
EUR	1,300,000	Unitymedia Hessen GmbH & Co. KG	3.500%	1/15/27	1,377,009

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
October 31, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	200,000	Unitymedia Hessen GmbH & Co. KG (f)	5.000%	1/15/25	$199,750
EUR	200,000	Unitymedia Hessen GmbH & Co. KG (f)	3.500%	1/15/27	211,848
					3,036,701
		Ireland – 2.53%
EUR	1,030,000	Ardagh Packaging Finance plc	9.250%	10/15/20	1,191,962
USD	223,000	Ardagh Packaging Finance plc (f)	6.000%	6/30/21	219,655
EUR	1,000,000	Bank of Ireland (d)	7.375%	6/18/20	1,140,504
GBP	1,091,000	PGH Capital, Ltd.	5.750%	7/7/21	1,825,509
GBP	1,212,000	PGH Capital, Ltd.	6.625%	12/18/25	1,889,999
					6,267,629
		Italy – 0.89%
GBP	1,200,000	Assicurazioni Generali SpA (d)	6.269%	6/16/26	1,860,787
EUR	300,000	Cerved Group SpA	8.000%	1/15/21	353,681
					2,214,468
		Jersey – 1.23%
GBP	782,000	CPUK Finance, Ltd. (f)	7.000%	8/28/20	1,227,683
GBP	909,000	HBOS Sterling Finance Jersey LP (d)	7.881%	12/9/31	1,810,378
					3,038,061
		Luxembourg – 1.98%
EUR	290,000	Auris Luxembourg II S.A. (f)	8.000%	1/15/23	348,105
EUR	605,000	Auris Luxembourg II S.A.	8.000%	1/15/23	726,219
GBP	175,000	Cabot Financial Luxembourg S.A.	10.375%	10/1/19	291,490
EUR	1,100,000	Telenet Finance VI Luxembourg S.C.A.	4.875%	7/15/27	1,177,258
USD	780,000	Wind Acquisition Finance S.A. (f)	7.375%	4/23/21	787,800
EUR	1,212,000	Wind Acquisition Finance S.A.	4.000%	7/15/20	1,357,766
EUR	175,000	Wind Acquisition Finance S.A.	7.000%	4/23/21	199,328
					4,887,966
		Netherlands – 2.80%
GBP	750,000	Cooperatieve Centrale Raiffeisen-
		Boerenleenbank BA (d)	6.910%	6/10/38	1,395,533
EUR	2,709,000	Deutsche Telekom International Finance B.V.	3.250%	1/17/28	3,451,563
USD	400,000	ING Bank N.V. (e)	4.125%	11/21/23	411,820
EUR	175,000	LGE HoldCo VI B.V. (f)	7.125%	5/15/24	209,853
EUR	200,000	Linde Finance B.V. (e)	7.375%	7/14/66	229,731
EUR	1,042,000	TMF Group Holding B.V.	9.875%	12/1/19	1,227,545
					6,926,045
		Norway – 0.40%
EUR	848,000	Lock A.S.	7.000%	8/15/21	979,287

		Spain – 1.85%
USD	1,000,000	Banco Bilbao Vizcaya Argentaria S.A. (d)	9.000%	5/9/18	1,080,650
USD	3,424,000	BBVA International Preferred SAU (d)	5.919%	4/18/17	3,496,760
					4,577,410
		Switzerland – 2.64%
USD	3,031,000	Credit Suisse Group AG (d) (f)	7.500%	12/11/23	3,206,328
USD	400,000	Credit Suisse Group AG (d)	6.250%	12/18/24	398,143
USD	2,788,000	UBS Group AG (d)	7.000%	2/19/25	2,927,400
					6,531,871

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
October 31, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
		United Kingdom – 32.51%
GBP	1,988,000	AA Bond Co., Ltd. (f)	5.500%	7/31/22	$2,931,385
GBP	1,610,000	Arqiva Broadcast Finance plc	9.500%	3/31/20	2,710,887
GBP	205,000	Arqiva Broadcast Finance plc (f)	9.500%	3/31/20	345,175
GBP	1,333,000	Aviva plc (e)	6.875%	5/20/58	2,230,893
GBP	484,000	Barclays Bank plc (d)	14.000%	6/15/19	969,135
USD	1,632,000	Barclays Bank plc (d)	6.860%	6/15/32	1,861,908
USD	1,510,000	Barclays Bank plc (d)	6.278%	12/15/34	1,662,608
EUR	1,000,000	BAT International Finance plc	0.875%	10/13/23	1,062,864
GBP	950,000	BAT International Finance plc	6.000%	6/29/22	1,751,496
GBP	1,454,000	Brakes Capital	7.125%	12/15/18	2,332,198
GBP	969,000	BUPA Finance plc	5.000%	4/25/23	1,524,974
GBP	969,000	BUPA Finance plc (d)	6.125%	9/16/20	1,583,438
GBP	1,259,000	Co-operative Group Holdings 2011, Ltd.	6.875%	7/8/20	2,061,051
EUR	3,000,000	Compass Group plc	1.875%	1/27/23	3,442,092
GBP	788,000	Daily Mail & General Trust	5.750%	12/7/18	1,332,417
EUR	1,060,000	Ephios Bondco plc (f)	6.250%	7/1/22	1,223,911
EUR	760,000	Ephios Bondco plc	6.250%	7/1/22	877,521
GBP	100,000	Gala Electric Casinos plc	11.500%	6/1/19	164,585
GBP	270,000	Gala Group Finance plc	8.875%	9/1/18	438,084
GBP	606,000	Galaxy Bidco, Ltd.	6.375%	11/15/20	974,380
EUR	2,250,000	GlaxoSmithKline Capital plc	1.375%	12/2/24	2,499,178
GBP	581,400	Hastings Insurance Group Finance plc	8.000%	10/21/20	963,068
GBP	1,212,000	Heathrow Funding, Ltd.	6.000%	3/20/20	2,103,310
GBP	2,164,000	HSBC Bank Capital Funding Sterling 1 LP (d)	5.844%	11/5/31	3,619,583
EUR	2,934,000	Imperial Tobacco Finance plc	2.250%	2/26/21	3,397,620
USD	745,000	International Game Technology plc (f)	6.500%	2/15/25	704,025
GBP	1,157,000	Iron Mountain Europe plc	6.125%	9/15/22	1,820,195
GBP	1,000,000	ITV plc	6.125%	1/5/17	1,615,279
GBP	600,000	Legal & General Group plc (d)	6.385%	5/2/17	956,089
GBP	727,000	Legal & General Group plc (e)	5.500%	6/27/64	1,048,442
USD	1,333,000	Lloyds Banking Group plc (d) (f)	6.267%	11/14/16	1,341,331
USD	1,100,000	Lloyds Banking Group plc (d)	7.500%	6/27/24	1,171,500
USD	1,091,000	Lloyds Banking Group plc (d) (f)	6.657%	5/21/37	1,226,011
GBP	850,000	Nationwide Building Society (d)	10.250%	12/6/99	1,685,214
USD	969,000	Prudential plc (d)	6.500%	12/23/15	984,746
GBP	727,000	Prudential plc (e)	5.700%	12/19/63	1,101,273
EUR	128,000	Rexam plc (e)	6.750%	6/29/67	141,565
EUR	606,000	Royal Bank of Scotland Group plc (d)	5.500%	12/31/15	664,823
USD	600,000	Royal Bank of Scotland Group plc (d)	7.640%	9/30/17	629,700
USD	840,000	Royal Bank of Scotland Group plc (d)	8.000%	8/10/25	879,900
USD	230,000	Royal Bank of Scotland Group plc (d)	7.648%	9/30/31	287,500
GBP	1,250,000	RSA Insurance Group plc (e)	5.125%	10/10/45	1,870,307
GBP	1,212,000	Scottish Widows plc	7.000%	6/16/43	2,102,139
EUR	1,500,000	Sky plc	1.875%	11/24/23	1,675,466
GBP	606,000	Standard Life plc (d)	6.750%	7/12/27	1,041,643
GBP	400,000	Standard Life plc (e)	5.500%	12/4/42	645,029
EUR	818,000	Tesco Corporate Treasury Services plc	2.125%	11/12/20	887,353
GBP	1,576,000	Tesco plc	5.500%	1/13/33	2,294,251
GBP	344,183	Tesco Property Finance 3 plc	5.744%	4/13/40	481,226
GBP	67,000	Thames Water Utilities Finance, Ltd. (e)	5.375%	7/21/25	108,094
GBP	48,000	Thomas Cook Group plc	7.750%	6/22/17	78,344
GBP	863,000	Virgin Media Finance plc	7.000%	4/15/23	1,400,512

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
October 31, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
GBP	2,152,000	Virgin Media Secured Finance plc	6.250%	3/28/29	$3,384,436
GBP	606,000	William Hill plc	7.125%	11/11/16	980,920
GBP	100,000	WPP 2012 Ltd.	6.000%	4/4/17	163,277
USD	848,000	WPP Finance 2010	4.750%	11/21/21	922,448
EUR	1,703,000	WPP Finance 2013	3.000%	11/20/23	2,074,163
					80,430,962
		United States – 16.91%
USD	1,891,000	AT&T, Inc.	4.750%	5/15/46	1,742,935
USD	325,000	Avis Budget Car Rental LLC (f)	5.125%	6/1/22	332,959
USD	1,500,000	Avis Budget Car Rental LLC	5.500%	4/1/23	1,560,000
USD	2,150,000	CCO Holdings LLC	7.375%	6/1/20	2,236,000
USD	836,000	CCO Holdings LLC (f)	5.875%	5/1/27	838,090
USD	664,000	CCO Safari II LLC (f)	6.484%	10/23/45	690,404
USD	725,000	CHS/Community Health Systems, Inc.	8.000%	11/15/19	757,625
USD	725,000	CHS/Community Health Systems, Inc.	7.125%	7/15/20	746,750
USD	525,000	CVS Health Corp.	3.875%	7/20/25	541,055
USD	2,706,000	Dresdner Funding Trust I (f)	8.151%	6/30/31	3,341,910
EUR	1,939,000	Eli Lilly & Co.	1.000%	6/2/22	2,141,297
USD	46,000	First Data Corp.	12.625%	1/15/21	52,843
USD	73,000	First Data Corp.	11.250%	1/15/21	80,862
USD	1,246,000	First Data Corp.	10.625%	6/15/21	1,393,962
USD	515,000	HCA, Inc.	6.500%	2/15/20	577,444
USD	137,000	HCA, Inc.	5.000%	3/15/24	141,453
USD	264,000	Infor (US), Inc. (f)	6.500%	5/15/22	250,800
USD	2,000,000	Iron Mountain, Inc.	6.000%	8/15/23	2,105,000
USD	232,000	Levi Strauss & Co.	5.000%	5/1/25	236,060
EUR	2,867,000	Philip Morris International, Inc.	2.750%	3/19/25	3,491,669
USD	530,000	Post Holdings, Inc. (f)	6.750%	12/1/21	549,875
EUR	2,922,000	Procter & Gamble Co.	2.000%	8/16/22	3,450,651
USD	2,686,000	RBS Capital Trust II (d)	6.425%	1/3/34	2,968,030
USD	525,000	Reynolds American, Inc.	4.750%	11/1/42	506,162
USD	650,000	Service Corp. International	7.625%	10/1/18	738,725
USD	2,900,000	Service Corp. International	5.375%	5/15/24	3,106,625
USD	1,515,000	Sirius XM Radio, Inc. (f)	5.375%	4/15/25	1,554,769
USD	141,000	Tenet Healthcare Corp.	8.000%	8/1/20	146,640
USD	1,758,000	Verizon Communications, Inc.	5.150%	9/15/23	1,962,682
USD	818,000	Verizon Communications, Inc.	6.550%	9/15/43	982,600
USD	2,321,000	Wachovia Capital Trust III (d)	5.570%	11/30/15	2,282,123
GBP	215,000	Welltower, Inc.	4.500%	12/1/34	330,576
					41,838,576
	Total corporate bonds
	(Cost $180,461,423)				177,038,549

Foreign government obligations – 8.61%

		Germany – 3.40%
EUR	7,275,000	Bundesrepublik Deutschland	1.000%	8/15/24	8,428,218

		United Kingdom – 5.21%
GBP	3,031,000	United Kingdom Gilt	1.750%	7/22/19	4,788,888

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
October 31, 2015 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
GBP	5,210,000	United Kingdom Gilt	2.000%	9/7/25	$8,094,139
					12,883,027
	Total Foreign government obligations
	(Cost $21,398,827)				21,311,245

US government obligations – 3.76%
	United States - 3.76%
USD	4,850,000	United States Treasury Note	0.875%	1/31/18	4,853,094
USD	4,500,000	United States Treasury Note	2.000%	2/15/25	4,448,642
					9,301,736
	Total US government obligations
	(Cost $9,321,065)				9,301,736

	Shares

Preferred stock – 0.24%
	United States - 0.24%
	24,000	RBS Capital Funding Trust V (d)			591,600
	Total preferred stock
	(Cost $581,200)				591,600

Investment companies – 0.53%
	United States – 0.53%
	36,000	SPDR Barclays Capital High Yield Bond ETF			1,312,920
	Total investment companies
	(Cost $1,436,548)				1,312,920
	Total long-term investments
	(Cost $225,396,123)				221,697,864

Short-term investment - 10.24%
	25,339,464	Fidelity Institutional Treasury Portfolio (g)			25,339,464
	Total short-term investment
	(Cost $25,339,464)				25,339,464
Total investments - 99.85%
	(Cost $250,735,587)				247,037,328
Financial Derivative Instruments, net (h)
(Cost or Premiums, net $(137,452)) – 0.72%					1,775,780
Net other assets and liabilities – (0.57)%					(1,400,955)
Total net assets – 100.00%					$247,412,153

(a)
Bank loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Bank loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)
Bank loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(c)	Security is purchased on a delayed delivery basis.
(d)	Maturity date is perpetual. Maturity date presented represents the next call date.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
October 31, 2015 (continued)

(e)
Variable or Floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at October 31, 2015.

(f)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2015, the restricted securities held by the Fund had an aggregate value of $26,411,629, which represented 10.7% of net assets.

(g)	This short-term investment has been segregated for open futures contracts, forward foreign currency contracts, delayed delivery purchases and swap contracts at October 31, 2015.
(h)	Information with respect to financial derivative instruments is disclosed in the following tables.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
October 31, 2015 (continued)

(h) FINANCIAL DERIVATIVE INSTRUMENTS

EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

			Current	Unrealized appreciation/
	Number of	Expiration	notional	(depreciation)
	contracts	date	value	Asset	Liability
UK Long Gilt (Long)	21	12/29/15	$3,811,990	$—	$(46,429)
Total				$—	$(46,429)

	Cost or
	Premiums, Net	Asset	Liability
TOTAL EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS	$ —	$ —	$(46,429)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

			Local	Current	Unrealized
		Value	amount	notional	appreciation/(depreciation)
	Counterparty	date	(000's)	value	Asset	Liability
British Pound (Short)	BNP Paribas Securities Services	11/25/15	52,552	$81,003,176	$232,837	$—
Euro (Short)	BNP Paribas Securities Services	11/25/15	54,681	60,146,758	1,702,509	—
Total					$1,935,346	$—

CREDIT DEFAULT SWAP CONTRACTS

						Upfront
		Rates		Implied	Notional	premiums	Unrealized
		received/	Termination	credit	amount	paid/	appreciation/	Value
Counterparty	Reference entity	(paid)	date	spread	(000s)	(received)	(depreciation)	Asset	Liability
Protection purchased:
Barclays Bank plc	Deutsche Lufthansa	(1.00)%	12/20/20	1.07%	1,100	$6,070	$(1,977)	$4,093	$—
	International Business
Barclays Bank plc	Machines Corp.	(1.00)%	12/20/19	0.38%	180	(4,893)	362	—	(4,531)
	International Business
Barclays Bank plc	Machines Corp.	(1.00)%	12/20/20	0.53%	725	(18,177)	1,176	—	(17,001)
Citibank, N.A.	Vodafone GP	(1.00)%	12/20/20	0.95%	187	(482)	(8)	—	(490)
	International Business
Deutsche Bank AG	Machines Corp.	(1.00)%	6/20/19	0.33%	850	(26,707)	6,281	—	(20,426)
JPMorgan Chase Bank,
N.A.	McDonald’s	(1.00)%	12/20/20	0.47%	700	(16,000)	(2,596)	—	(18,596)
JPMorgan Chase Bank,
N.A.	Sunrise Communications	(5.00)%	12/20/20	2.24%	440	(75,626)	16,565	—	(59,061)
JPMorgan Chase Bank,
N.A.	Vodafone GP	(1.00)%	12/20/20	0.95%	880	—	(2,306)	—	(2,306)
Protection sold:
JPMorgan Chase Bank,
N.A.	ConvaTec Healthcare	5.00%	12/20/17	0.63%	55	(1,637)	6,818	5,181	—
Total						$(137,452)	$24,315	$9,274	$(122,411)

	Cost or
	Premiums, Net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL
DERIVATIVE INSTRUMENTS	$(137,452)	$1,944,620	$(122,411)

	Cost or
	Premiums, Net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$(137,452)	$1,944,620	$(168,840)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
October 31, 2015 (continued)

Other information:

Industry concentration as	% of Net
a percentage of net assets:	Assets
Sovereign	10.41%
Commercial Banks Non-US	6.42
Telephone-Integrated	6.10
Diversified Banking Institution	5.28
Life/Health Insurance	5.24
Cable TV	4.18
Tobacco	4.13
Money Center Banks	3.96
Multi-line Insurance	3.83
Telecommunication Services	3.45
Food-Catering	3.11
U.S. government obligations	1.96
Medical - Drugs	1.88
Commercial Services	1.59
Funeral Services & Related Items	1.55
Diversified Operations	1.50
Cosmetics & Toiletries	1.39
Food-Retail	1.29
Medical-HMO	1.26
Broadcast Services/Programs	1.24
Advertising Services	1.21
Auto Repair Centers	1.19
Property/Casualty Insurance	1.15
Containers - Metal/Glass	1.07
Medical-Hospitals	0.96
Finance-Other Services	0.93
Super-Regional Banks-US	0.92
Airport Development & Maintenance	0.85
Medical Labs & Testing Services	0.85
Medical Products	0.84
Rental Auto/Equipment	0.77
Mortgage Banks	0.73
Building Societies	0.68
Gambling (Non-Hotel)	0.68
Television	0.65
Radio	0.63
Data Processing/Management	0.62
Food-Miscellaneous/Diversified	0.62
Publishing-Newspapers	0.54
Corporate/Preferred-High Yield	0.53
Commercial Services-Finance	0.50
Resorts/Theme Parks	0.50
Computer Data Security	0.41
Auto Racing	0.40
Food-Flour & Grain	0.22
Retail-Drug Store	0.22
Consulting Services	0.21
Real Estate Operations/Development	0.19
Electronic Measurement Instruments	0.14
Specialty Stores	0.14
REITS-Health Care	0.13
Apparel Manufacturers	0.10
Enterprise Software/Services	0.10
Industrial Gases	0.09
Water	0.04
Travel Services	0.03
Long-Term Investments	89.61
Short-Term Investment	10.24

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
October 31, 2015 (continued)

Total investments	99.85
Financial Derivative Instruments	0.72
Net other assets and liabilities	(0.57)
100.00%

Currency exposure of portfolio assets before	% of total
any currency hedging, if applicable. Excludes derivatives.	investments
US Dollar	41%
British Pound	34
Euro	25
100%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
October 31, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:

		Significant
	Quoted prices in	other	Significant
	active markets for	observable	unobservable
	identical assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Bank Loans
France	$—	$2,080,306	$—	$2,080,306
Germany	—	1,349,450	—	1,349,450
Ireland	—	1,623,397	—	1,623,397
United Kingdom	—	4,625,816	—	4,625,816
United States	—	2,462,845	—	2,462,845
Total Bank Loans	—	12,141,814	—	12,141,814
Corporate Bonds
France	—	16,309,573	—	16,309,573
Germany	—	3,036,701	—	3,036,701
Ireland	—	6,267,629	—	6,267,629
Italy	—	2,214,468	—	2,214,468
Jersey	—	3,038,061	—	3,038,061
Luxembourg	—	4,887,966	—	4,887,966
Netherlands	—	6,926,045	—	6,926,045
Norway	—	979,287	—	979,287
Spain	—	4,577,410	—	4,577,410
Switzerland	—	6,531,871	—	6,531,871
United Kingdom	—	80,430,962	—	80,430,962
United States	—	41,838,576	—	41,838,576
Total Corporate Bonds	—	177,038,549	—	177,038,549
Foreign Government Obligations
Germany	—	8,428,218	—	8,428,218
United Kingdom	—	12,883,027	—	12,883,027
Total Foreign Government Obligations	—	21,311,245	—	21,311,245
US Government Obligations
United States	—	9,301,736	—	9,301,736
Total US Government Obligations	—	9,301,736	—	9,301,736
Preferred Stock
United States	591,600	—	—	591,600
Total Preferred Stock	591,600	—	—	591,600
Investment Companies	1,312,920	—	—	1,312,920
Total Investment Companies	1,312,920	—	—	1,312,920
Short-term investment	25,339,464	—	—	25,339,464
Total Investments	$27,243,984	$219,793,344	$—	$247,037,328
Financial Derivative Instruments - Assets
Over-the-counter	—	1,944,620	—	1,944,620
Total Financial Derivative Instruments - Assets	$—	$1,944,620	$—	$1,944,620
Liabilities
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(46,429)	—	—	(46,429)
Over-the-counter	—	(122,411)	—	(122,411)
Total Financial Derivative Instruments - Liabilities	$(46,429)	$(122,411)	$—	$(168,840)

During the period ended October 31, 2015, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015

	Face amount		Coupon	Maturity	Value (note 2)

Auto loan receivables – 0.77%
			0.114%	8/22/22	$206,240
EUR	187,685	Bavarian Sky S.A. (a)
	Total auto loan receivables
	(Cost $206,125)				206,240

Corporate bonds – 41.78%

		Australia – 0.15%
USD	40,000	Transurban Finance Co. Pty., Ltd. (b) (d)	4.125%	2/2/26	39,649

		Austria – 0.39%
EUR	100,000	Sappi Papier Holding GmbH	3.375%	4/1/22	104,920

		France – 2.86%
USD	90,000	Banque PSA Finance S.A.	5.750%	4/4/21	95,496
EUR	100,000	BNP Paribas Cardif S.A. (a) (c)	4.032%	11/25/25	105,915
EUR	100,000	Carmila SAS	2.375%	9/18/23	111,119
EUR	100,000	Dry Mix Solutions Investissements SAS (a)	4.212%	6/15/21	106,666
EUR	100,000	HomeVi SAS (d)	6.875%	8/15/21	114,639
EUR	100,000	Oberthur Technologies Holding SAS	9.250%	4/30/20	119,922
EUR	100,000	Paprec Holding	7.375%	4/1/23	108,420
					762,177
		Germany – 1.74%
EUR	100,000	Heidelberger Druckmaschinen AG	8.000%	5/15/22	112,434
EUR	120,000	Kirk Beauty One GmbH	8.750%	7/15/23	134,569
EUR	100,000	Paternoster Holding III GmbH	8.500%	2/15/23	104,963
EUR	100,000	Rapid Holding GmbH	6.625%	11/15/20	111,878
					463,844
		Ireland – 0.45%
EUR	100,000	Eircom Finance, Ltd.	9.250%	5/15/20	118,674

		Japan – 0.70%
EUR	170,000	SoftBank Group Corp.	5.250%	7/30/27	185,698

		Jersey – 0.70%
GBP	120,000	Aston Martin Capital, Ltd.	9.250%	7/15/18	186,703

		Luxembourg – 3.46%
EUR	100,000	Altice Luxembourg S.A.	7.250%	5/15/22	107,078
EUR	100,000	Cerberus Nightingale 1 SARL	8.250%	2/1/20	112,164
EUR	100,000	Dufry Finance SCA (d)	4.500%	8/1/23	115,463
EUR	200,000	Grand City Properties S.A. (a) (c)	3.750%	2/18/22	208,930
EUR	100,000	Pentair Finance S.A.	2.450%	9/17/19	112,713
EUR	160,000	Trafigura Funding S.A.	5.000%	4/27/20	152,456
EUR	100,000	Wind Acquisition Finance S.A. (a) (d)	5.183%	4/30/19	111,097
					919,901
		Netherlands – 4.56%
EUR	130,000	ABN AMRO Bank N.V.	1.000%	4/16/25	136,067
EUR	100,000	ASR Nederland N.V. (a)	5.125%	9/29/45	110,652
GBP	100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a) (c)	6.910%	6/10/38	186,071
EUR	100,000	Grupo Antolin Dutch BV	5.125%	6/30/22	112,854

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

	Face amount		Coupon	Maturity	Value (note 2)
EUR	100,000	InterXion Holding N.V.	6.000%	7/15/20	$116,904
EUR	100,000	JAB Holdings BV	2.125%	9/16/22	111,322
EUR	100,000	NN Group N.V. (a) (c)	4.500%	1/15/26	109,301
EUR	200,000	Schaeffler Finance BV	3.250%	5/15/25	219,633
EUR	100,000	TMF Group Holding BV (a)	5.342%	12/1/18	111,251
					1,214,055
		Portugal – 0.41%
EUR	100,000	Energias de Portugal S.A. (a)	5.375%	9/16/75	109,872

		Singapore – 0.29%
USD	80,000	Flextronics International, Ltd. (d)	4.750%	6/15/25	78,200

		United Kingdom – 12.68%
GBP	130,000	AA Bond Co, Ltd.	5.500%	7/31/22	191,690
GBP	100,000	Admiral Group plc	5.500%	7/25/24	154,425
GBP	66	Annington Finance No 4 plc (a) (e)	1.546%	1/10/23	102
EUR	100,000	Atrium European Real Estate, Ltd.	3.625%	10/17/22	113,951
USD	45,000	BP Capital Markets plc	3.506%	3/17/25	45,353
GBP	160,000	Broadgate Financing plc (a)	2.181%	10/5/23	237,105
GBP	50,000	Co-Operative Bank plc	5.125%	9/20/17	75,406
GBP	100,000	CPUK Finance, Ltd. (d)	7.000%	8/28/20	156,993
GBP	100,000	Galaxy Bidco, Ltd. (a) (d)	5.586%	11/15/19	154,576
GBP	100,000	Hastings Insurance Group Finance plc (a) (d)	6.580%	10/21/19	154,838
GBP	50,000	HBOS Capital Funding LP (a) (c)	6.461%	11/30/18	81,926
GBP	50,000	HSBC Holdings plc	7.000%	4/7/38	96,503
USD	200,000	Imperial Tobacco Finance plc (d)	3.750%	7/21/22	202,749
GBP	100,000	Investec plc	4.500%	5/5/22	153,701
EUR	100,000	ITV plc	2.125%	9/21/22	109,671
GBP	100,000	Old Mutual plc	8.000%	6/3/21	166,702
GBP	100,000	Pension Insurance Corp., plc	6.500%	7/3/24	151,303
GBP	100,000	Pizzaexpress Financing 2 plc	6.625%	8/1/21	161,071
GBP	100,000	Prudential plc (a)	5.000%	7/20/55	141,957
GBP	50,000	RSA Insurance Group plc (a)	9.375%	5/20/39	89,843
GBP	100,000	Scottish Widows plc	5.500%	6/16/23	159,693
GBP	100,000	Standard Chartered plc	5.125%	6/6/34	138,579
GBP	100,000	Standard Life plc (a)	5.500%	12/4/42	161,257
GBP	70,000	Tesco plc	6.000%	12/14/29	110,794
EUR	50,000	The Royal Bank of Scotland plc (a)	4.625%	9/22/21	55,972
EUR	100,000	Vougeot Bidco plc (a) (d)	5.201%	7/15/20	110,246
					3,376,406
		United States – 13.39%
USD	70,000	Amgen, Inc.	3.625%	5/22/24	71,258
EUR	100,000	Bank of America Corp.	2.375%	6/19/24	115,609
EUR	115,000	Berkshire Hathaway, Inc.	1.125%	3/16/27	113,894
USD	50,000	BlueLine Rental Finance Corp. (d)	7.000%	2/1/19	50,687
USD	50,000	Brambles USA, Inc. (d)	4.125%	10/23/25	50,200
USD	36,000	Burlington Northern Santa Fe LLC	4.150%	4/1/45	33,993
USD	200,000	Calpine Corp.	5.750%	1/15/25	190,250
USD	200,000	CCO Holdings LLC (d)	5.875%	5/1/27	200,500
USD	100,000	Chesapeake Energy Corp.	5.750%	3/15/23	63,500
USD	100,000	CHS/Community Health Systems, Inc.	6.875%	2/1/22	101,250
USD	120,000	Citigroup, Inc.	2.650%	10/26/20	119,851
USD	60,000	ConAgra Foods, Inc.	3.200%	1/25/23	57,299
USD	55,000	CONSOL Energy, Inc. (d)	8.000%	4/1/23	38,638
USD	200,000	Digicel Group, Ltd. (d)	8.250%	9/30/20	178,000

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

	Face amount		Coupon	Maturity	Value (note 2)
USD	150,000	Digital Delta Holdings LLC (d)	3.400%	10/1/20	$150,924
USD	70,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	6.000%	8/15/40	72,822
USD	40,000	First Data Corp. (b) (d)	7.000%	12/1/23	40,800
USD	192,000	Frontier Communications Corp. (d)	11.000%	9/15/25	201,719
USD	110,000	HP Enterprise Co. (d)	4.400%	10/15/22	111,075
USD	100,000	ILFC E-Capital Trust I (a) (d)	4.570%	12/21/65	92,500
USD	10,000	Infor (US), Inc. (d)	5.750%	8/15/20	10,225
EUR	100,000	Jarden Corp.	3.750%	10/1/21	112,934
EUR	100,000	JPMorgan Chase & Co.	1.500%	10/26/22	111,029
USD	165,000	KLX, Inc. (d)	5.875%	12/1/22	169,228
USD	130,000	Meccanica Holdings USA, Inc. (d) (e)	6.250%	1/15/40	124,150
USD	65,000	Medtronic, Inc.	3.150%	3/15/22	66,544
USD	80,000	Microsoft Corp. (b)	3.125%	11/3/25	79,979
USD	130,000	QUALCOMM, Inc.	4.800%	5/20/45	112,691
USD	200,000	RCN Telecom Services LLC (d)	8.500%	8/15/20	211,000
USD	50,000	Sprint Corp.	7.125%	6/15/24	44,031
USD	40,000	The Priceline Group, Inc.	3.650%	3/15/25	39,921
USD	150,000	TransDigm, Inc.	6.000%	7/15/22	152,250
USD	55,000	Trinity Industries, Inc.	4.550%	10/1/24	52,376
USD	28,000	Verizon Communications, Inc.	6.550%	9/15/43	33,634
USD	27,000	Verizon Communications, Inc.	5.012%	8/21/54	25,060
USD	100,000	West Corp. (d)	5.375%	7/15/22	95,625
USD	57,000	Weyerhaeuser Co.	7.375%	3/15/32	71,363
					3,566,809
	Total corporate bonds (Cost $11,514,628)				11,126,908

Commercial mortgage-backed securities – 5.96%
		Germany – 1.44%
EUR	240,795	German Residential Funding plc (a)	1.567%	8/27/24	266,908
EUR	109,544	Juno Eclipse 2007-2, Ltd. (a)	0.152%	11/20/22	117,931
					384,839
		United Kingdom – 2.73%
GBP	116,882	Business Mortgage Finance 3 plc (a)	1.986%	11/15/38	184,650
GBP	71,000	Business Mortgage Finance 3 plc (a)	4.236%	11/15/38	102,588
GBP	34,483	Business Mortgage Finance 4 plc (a)	0.986%	8/15/45	53,149
GBP	49,386	DECO 12-UK 4 plc (a)	0.769%	1/27/20	73,355
GBP	55,000	Eddystone Finance plc (a)	1.739%	4/19/21	80,454
GBP	50,000	Eddystone Finance plc (a)	1.339%	4/19/21	74,269
GBP	103,579	Taurus CMBS UK 2014-1, Ltd. (a)	1.985%	5/1/22	158,281
					726,746
		United States – 1.79%
USD	237,000	Invitation Homes 2015-SFR2 Trust (a) (d)	2.197%	6/17/32	230,215
USD	100,000	Progress Residential Series 2014-SFR1 Trust (a) (d)	2.447%	10/17/31	98,084

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

	Face amount		Coupon	Maturity	Value (note 2)
USD	150,000	Progress Residential Series 2014-SFR1 Trust (a) (d)	1.297%	10/17/31	$147,105
					475,404

	Total commercial mortgage-backed securities
	(Cost $1,727,504)				1,586,989

Credit card receivables – 3.18%
		United Kingdom – 0.77%
GBP	133,000	Gracechurch Card Funding plc (a)	1.007%	7/15/21	204,403

		United States – 2.41%
USD	270,000	Barclays Dryrock Issuance Trust (a)	0.556%	12/16/19	269,786
USD	104,000	Capital One Multi-Asset Execution Trust (a)	0.236%	7/15/20	103,215
USD	270,000	Discover Card Execution Note Trust (a)	0.626%	7/15/21	269,796
					642,797
	Total credit card receivables
	(Cost $850,622)				847,200

Collateralized loan obligations – 4.18%
		Ireland – 1.06%
EUR	127,000	Bacchus Series 2006-2 plc (a)	0.696%	8/17/22	138,324
EUR	130,000	Clavos Euro CDO Ltd. (a)	1.448%	4/18/23	143,054
					281,378
		Luxembourg – 0.53%
EUR	130,000	Harvest CLO II-A S.A. (a)	0.707%	5/21/20	141,706

		Netherlands – 2.59%
EUR	100,000	Babson Euro CLO 2015-1 BV (a)	3.614%	10/25/29	104,450
EUR	100,000	Highlander Euro CDO II BV (a)	0.636%	12/14/22	102,088
EUR	100,000	Hyde Park CDO BV (a)	0.699%	6/14/22	106,224
EUR	153,000	Hyde Park CDO BV (a)	1.649%	6/14/22	164,881
EUR	100,000	Jubilee BV (a)	2.969%	7/12/28	108,439
EUR	100,000	Jubilee CDO VI BV (a)	0.636%	9/20/22	104,851

	Total collateralized loan obligations
	(Cost $1,196,329)

					690,933
					1,114,017

Residential mortgage-backed securities – 9.63%
		Australia – 0.85%
EUR	108,075	Interstar Millennium Series 2004-1E Trust (a)	0.436%	5/7/36	115,819
GBP	74,673	Interstar Millennium Series 2004-4E Trust (a)	0.944%	11/14/36	111,067
					226,886
		Netherlands – 1.68%
EUR	200,000	Dolphin Master Issuer BV (a)	0.810%	9/28/99	223,507
EUR	200,000	Storm 2015 - IV BV (a)	1.220%	8/22/54	224,060
					447,567
		United Kingdom – 7.10%
EUR	112,376	Alba Series 2006-2 plc (a)	0.122%	12/15/38	109,636

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

	Face amount		Coupon	Maturity	Value (note 2)
GBP	119,000	Eurosail 2006-1 plc (a)	0.847%	6/10/44	$157,929
EUR	140,000	Eurosail 2006-1 plc (a)	0.215%	6/10/44	132,234
GBP	133,052	Eurosail 2006-2bl plc (a)	0.748%	12/15/44	196,040
GBP	50,000	Eurosail-UK 2007-2np plc (a)	0.839%	3/13/45	58,410
USD	133,419	Granite Master Issuer plc (a)	0.274%	12/20/54	132,752
EUR	74,638	Granite Master Issuer plc (a)	0.104%	12/20/54	81,887
EUR	10,424	Granite Master Issuer plc (a)	0.104%	12/20/54	11,437
EUR	202,931	Holmes Master Issuer PLC (a)	1.401%	10/15/54	224,346
GBP	141,971	Money Partners Securities 4 plc (a)	0.968%	3/15/40	203,403
GBP	74,747	Newgate Funding 2007-1 (a)	0.716%	12/1/50	112,688
GBP	138,928	RMAC 2005-NS3 plc (a)	0.949%	6/12/43	193,697
GBP	39,506	Southern Pacific Financing 05-B plc (a)	0.767%	6/10/43	58,514
GBP	62,253	Southern Pacific Financing 05-B plc (a)	1.047%	6/10/43	74,798
GBP	100,000	Warwick Finance Residential Mortgages number one plc (a)	2.086%	9/21/49	142,222
					1,889,993
	Total residential mortgage-backed securities
	(Cost $2,749,920)				2,564,446

Sovereign debt obligations – 16.25%

EUR	2,029,795	Italy Buoni Poliennali Del Tesoro (f)	2.350%	9/15/19	2,461,497
MXN	6,566,100	Mexican Bonos	10.000%	12/5/24	509,821
NZD	434,000	New Zealand Government Bond (f)	4.500%	2/15/16	447,955
RON	390,000	Romania Government Bond	5.950%	6/11/21	113,312
EUR	718,000	Spain Government Bond	0.500%	10/31/17	796,260

	Total sovereign debt obligations
	(Cost $4,683,431)				4,328,845

	Total long-term investments
	(Cost $22,928,559)				21,774,645

	Shares
Short-term investment - 15.75%

	4,194,117	Fidelity Institutional Treasury Portfolio			4,194,117

	Total short-term investment
	(Cost $4,194,117)				4,194,117

Total investments(g) - 97.50%
	(Cost $27,122,676)				25,968,762
Financial Derivative Instruments, net (h) (Cost and Premiums, net $130,578) –0.62%					165,438
Net other assets and liabilities –1.88%					501,212
Total net assets – 100.00%					$26,635,412

(a)
Variable or Floating rate interest rate security. Includes fixed-to-floating rate corporate bond securities which currently pay a fixed coupon that will move to a floating rate coupon if the bond is not redeemed at the call date. Rate presented represents rate at October 31, 2015.

(b)	Security is purchased on a delayed delivery basis.
(c)	Maturity date is perpetual. Maturity date presented represents the next call date.
(d)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2015, the restricted securities held by the Fund had an aggregate value of $3,439,123, which represented 12.9% of net assets.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

(e)	The security has been deemed illiquid by the Adviser according to the policies and procedures adopted by the Board of Trustees.
(f)	Indexed security in which both the coupon and principal are adjusted in-line with movements in the inflation index in that local market.
(g)
All or a portion of these securities and short-term investments were segregated for delayed delivery purchases, open futures contracts, forward foreign currency contracts, options and swap contracts at October 31, 2015.

(h)	Information with respect to financial derivative instruments is disclosed in the following tables.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

(h) FINANCIAL DERIVATIVE INSTRUMENTS

EXCHANGE-TRADED OR CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

	Number of contracts	Expiration date	Current notional value	Unrealized appreciation/(depreciation)
				Asset	Liability
Euro-BOBL (Short)	(3)	12/8/15	$426,950	$—	$(3,794)
UK Long Gilt (Short)	(5)	12/29/15	907,617	750	—
US Treasury 10 Year Note (Short)	(11)	12/21/15	1,404,563	—	(1,228)
US Treasury Long Bond (Short)	(5)	12/21/15	782,188	—	(2,233)
Total				$750	$(7,255)

PURCHASED OPTIONS

Description	# of Contracts	Put/ Call	Exercise Price	Expiration Date	Unrealized appreciation/ (depreciation)	Cost	Value
30 Year US Treasury Bond Future	13	Put	$148	11/20/15	$(6,726)	$7,335	$609
Total					$(6,726)	$7,335	$609

SWAP CONTRACTS
Interest Rate Swap Contracts
Exchange	Notional amounts (000s)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Unrealized appreciation/(depreciation)
						Asset Liability
LCH	$4,030	Pays	3-month USD LIBOR	1.375%	9/29/18	$3,051	$—
LCH	1,840	Pays	3-month USD LIBOR	3.100%	9/22/21	110,439	—
LCH	2,140	Pays	3-month USD LIBOR	3.463%	10/6/44	77,857	—
LCH	259	Pays	3-month USD LIBOR	3.103%	5/14/45	4,185	—
LCH	1,353	Pays	6-month EURIBOR	0.395%	6/2/19	3,508	—
LCH	2,375	Pays	6-month EURIBOR	0.583%	6/8/19	14,941	—
LCH	3,970	Pays	6-month EURIBOR	0.620%	6/19/19	32,472	—
LCH	896	Pays	6-month EURIBOR	0.475%	12/31/19	6,380	—
LCH	1,001	Pays	6-month EURIBOR	0.470%	5/5/20	4,308	—
LCH	1,583	Pays	6-month EURIBOR	1.798%	9/3/25	21,747	—
LCH	4,101	Pays	6-month GBP LIBOR	1.560%	6/17/18	28,619	—
LCH	863	Pays	6-month GBP LIBOR	2.240%	7/28/22	11,077	—
LCH	4,270	Receives	3-month USD LIBOR	2.225%	9/28/20	—	(10,458)
LCH	990	Receives	3-month USD LIBOR	3.427%	9/22/26	—	(103,002)
LCH	1,800	Receives	3-month USD LIBOR	3.630%	10/6/34	—	(94,286)
LCH	126	Receives	3-month USD LIBOR	3.250%	5/14/35	—	(2,927)
LCH	588	Receives	6-month EURIBOR	1.916%	12/31/34	7,765	—
LCH	638	Receives	6-month EURIBOR	1.339%	5/5/35	39,785	—
LCH	4,147	Receives	6-month GBP LIBOR	1.970%	6/19/19	—	(31,552)
LCH	4,193	Receives	6-month GBP LIBOR	2.230%	6/18/20	—	(26,667)
LCH	1,819	Receives	6-month GBP LIBOR	2.439%	9/1/25	—	(3,921)
LCH	447	Receives	6-month GBP LIBOR	2.404%	7/28/27	—	(7,587)
Total						$366,134	$(280,400)

LCH  London Clearing House

Credit Default Swap Contracts

Exchange	Reference entity	Rates received/ (paid)	Termination date	Implied credit spread	Notional amount (000s)	Upfront premiums paid/ (received)	Unrealized appreciation/ (depreciation)	Value
								Asset	Liability
Protection purchased:
ICE	CDX North America High Yield 5-Year Index, Series 24	(5.00%)	6/20/20	3.59%	$1,520	$ (107,540)	$ 20,031	$ —	$ (87,509)
Total						$ (107,540)	$ 20,031	$ —	$ (87,509)

ICE InterContinental Exchange

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

	Cost or Premiums, net	Asset	Liability
TOTAL CENTRALLY-CLEARED SWAP CONTRACTS	$(107,540)	$366,134	$(367,909)

	Cost or Premiums, net	Asset	Liability
TOTAL EXCHANGE-TRADED AND CENTRALLY-CLEARED FINANCIAL DERIVATIVE INSTRUMENTS	$(100,205)	$367,493	$(375,164)

OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD FOREIGN CURRENCY CONTRACTS

	Counterparty	Value date	Local amount (000's)	Current notional value	Unrealized appreciation/(depreciation)
					Asset	Liability
British Pound (Long)	JP Morgan Chase Bank, N.A.	12/11/15	62	96,049	1,288	—
British Pound (Long)	Deutsche Bank AG	12/11/15	37	56,286	—	(287)
British Pound (Short)	Morgan Stanley Capital Services, LLC	12/11/15	3,551	5,473,197	—	(13,579)
British Pound (Short)	Citibank, N.A.	12/11/15	122	186,789	—	(141)
Canadian Dollar (Long)	Morgan Stanley Capital Services, LLC	12/11/15	11	8,737	138	—
Euro (Long)	JP Morgan Chase Bank, N.A.	12/11/15	83	91,402	—	(3,326)
Euro (Short)	Morgan Stanley Capital Services, LLC	12/11/15	6,848	7,534,905	131,820	—
Euro (Short)	Deutsche Bank AG	12/11/15	11	11,739	—	(161)
Euro (Short)	Citibank, N.A.	12/11/15	3,412	3,754,775	69,661	—
Indian Rupee (Long)	Morgan Stanley Capital Services, LLC	12/11/15	6,602	100,354	2,540	—
Japanese Yen (Long)	Morgan Stanley Capital Services, LLC	12/11/15	32,777	271,760	—	(2,373)
Mexican Peso (Long)	Morgan Stanley Capital Services, LLC	12/11/15	2,157	130,217	2,381	—
New Zealand Dollar (Short)	Morgan Stanley Capital Services, LLC	12/11/15	667	450,221	—	(30,826)
Romanian Leu (Short)	Deutsche Bank AG	12/11/15	467	115,753	1,989	—
Swiss Franc (Short)	Morgan Stanley Capital Services, LLC	12/11/15	260	263,042	3,352	—
Total					$213,169	$(50,693)

PURCHASED OPTIONS

Currency Options

Description	Counterparty	Notional/ Contracts		Put/ Call	Exercise Rate	Expiration Date	Unrealized appreciation/ (depreciation)	Cost	Value
US Dollar vs. Korean Won	JP Morgan Chase Bank, N.A.	580,000	USD	Call	1,125	11/12/15	$(1,031)	$11,440	$10,409
US Dollar vs. Korean Won	Citibank, N.A.	580,000	USD	Call	1,200	11/12/15	(8,353)	8,497	144
US Dollar vs. Korean Won	Barclays Capital plc	630,000	USD	Call	1,175	12/23/15	(10,389)	15,328	4,939
US Dollar vs. Korean Won	Citibank, N.A.	1,400,000	USD	Call	1,250	2/12/16	(14,783)	21,101	6,318
Euro vs. US Dollar	Barclays Capital plc	910,000	EUR	Put	1.05	12/15/15	(9,863	10,957	1,094
New Zealand Dollar vs. US Dollar	Citibank, N.A.	950,000	NZD	Put	0.625	2/12/16	(10,627)	15,201	4,574
Total							$(55,046)	$82,524	$27,478

Interest Rate Swaptions
Description	Counterparty	Notional/ Contracts		Put/ Call	Exercise Rate	Expiration Date	Unrealized appreciation/ (depreciation)	Cost	Value
OTC 2-Year Interest Rate Swap (Pay 1.55%, Receive 3-month LIBOR )	Citibank, N.A.	5,400,000	USD	Put	1.55%	12/7/15	$(12,391)	$12,420	$29
OTC 5-Year Interest Rate Swap (Pay 2.75%, Receive 3-month LIBOR )	Deutsche Bank AG	6,200,000	USD	Put	2.75%	12/18/15	(54,229)	54,250	21
OTC 10-Year Interest Rate Swap (Pay 4%, Receive 3-month LIBOR)	Deutsche Bank AG	4,100,000	USD	Put	4%	4/18/16	(101,184)	101,680	496
OTC 30-Year Interest Rate Swap (Pay 4%, Receive 3-month LIBOR )	JP Morgan Chase Bank, N.A.	1,510,000	USD	Put	4%	6/20/16	(10,831)	13,002	2,171
OTC 5-Year Interest Rate Swap (Pay 2.52%, Receive 3-month LIBOR )	JP Morgan Chase Bank, N.A.	5,090,000	USD	Put	2.52%	10/25/16	5,177	20,996	26,173
OTC 30-Year Interest Rate Swap (Pay 3%, Receive 6-month EURIBOR)	Citibank, N.A.	1,000,000	EUR	Put	3%	4/17/19	(100,702)	130,538	29,836
Total							$(274,160)	$332,886	$58,726

	Cost	Value
TOTAL OVER-THE-COUNTER PURCHASED OPTIONS	$415,410	$86,204

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

WRITTEN OPTIONS

Currency Options

Description	Counterparty	Notional/ Contracts		Put/Call	Exercise Rate	Expiration Date	Unrealized appreciation/ (depreciation)	Premiums Received	Value
US Dollar vs. Korean Won	Citibank, N.A.	(580,000)	USD	Call	1,125	11/12/15	$16,888	$(27,297)	$(10,409)
US Dollar vs. Korean Won	JP Morgan Chase Bank, N.A.	(580,000)	USD	Call	1,200	11/12/15	4,076	(4,220)	(144)
US Dollar vs. Korean Won	Barclays Capital plc	(630,000)	USD	Call	1,250	12/23/15	6,851	(7,566)	(715)
US Dollar vs. Korean Won	Citibank, N.A.	(1,400,000)	USD	Call	1,350	2/12/16	5,911	(7,434)	(1,523)
New Zealand Dollar vs. US Dollar	Citibank, N.A.	(950,000)	NZD	Put	0.575	2/12/16	3,730	(4,719)	(989)
Total							$37,456	$(51,236)	$(13,780)

Interest Rate Swaptions

Description	Counterparty	Notional/ Contracts	Put/Call		Exercise Rate	Expiration Date	Unrealized appreciation/ (depreciation)	Premiums Received	Value
OTC 5-Year Interest Rate Swap (Pay 3-month LIBOR, Receive 3.75%)	Deutsche Bank AG	(6,200,000)	USD	Put	3.75%	12/18/15	$9,300	$(9,300)	$—
OTC 10-Year Interest Rate Swap (Pay 3-month LIBOR, Receive 5%)	Deutsche Bank AG	(4,100,000)	USD	Put	5%	4/18/16	32,337	(32,390)	(53)
OTC 30-Year Interest Rate Swap (Pay 3-month EURIBOR, Receive 2.82%)	JP Morgan Chase Bank, N.A.	(1,120,000)	EUR	Put	2.82%	6/20/16	11,329	(13,034)	(1,704)
OTC 5-Year Interest Rate Swap (Receive 3-month LIBOR, Pay 1.0975%)	JP Morgan Chase Bank, N.A.	(5,090,000)	USD	Call	1.0975%	10/21/16	3,229	(20,996)	(17,768)
OTC 30-Year Interest Rate Swap (Pay 6-month EURIBOR, Receive 4%)	Citibank, N.A.	(1,000,000)	EUR	Put	4%	4/17/19	49,524	(57,671)	(8,147)
Total							$105,719	$(133,391)	$(27,672)

	Premiums Received	Value
TOTAL OVER-THE-COUNTER WRITTEN OPTIONS	$(184,627)	$(41,452)

SWAP CONTRACTS

Interest Rate Swap Contracts

Counterparty	Notional amounts (000s)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Unrealized appreciation/(depreciation)
						Asset	Liability
Citibank, N.A.	$222	Receives	3-month CAD CDOR	2.1280%	10/20/20	$—	$(4,158)
Citibank, N.A.	250	Pays	1-month MXN – TIIE – Banxico	6.4280	9/30/25	3,041	—
JP Morgan Chase Bank, N.A.	250	Pays	1-month MXN – TIIE – Banxico	6.4575	10/16/25	3,546	—
JP Morgan Chase Bank, N.A.	222	Receives	3-month CAD CDOR	2.0375	11/5/25	—	(2,130)
JP Morgan Chase Bank, N.A.	261	Pays	1-month MXN – TIIE – Banxico	6.2250	12/29/25	—	(3,222)
JP Morgan Chase Bank, N.A.	261	Pays	1-month MXN – TIIE – Banxico	6.2600	12/30/25	—	(2,521)
JP Morgan Chase Bank, N.A.	218	Receives	3-month CAD CDOR	1.9360	1/16/26	900	—
JP Morgan Chase Bank, N.A.	218	Receives	3-month CAD CDOR	1.9525	1/19/26	590	—
Total						$8,077	$(12,031)

Inflation Swap Contracts

Counterparty	Notional amounts (000s)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Unrealized appreciation/(depreciation)
						Asset	Liability
Barclays Bank plc	$280	Receives	US Consumer Price Index	2.1975%	2/12/45	$—	$(17,790)
Citibank N.A.	185	Pays	UK Retail Price Index	3.4850	5/15/45	4,305	—
Citibank N.A.	340	Receives	US Consumer Price Index	2.1750	5/29/45	—	(16,680)
Total						$4,305	$(34,470)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

	Cost or Premiums, net	Asset	Liability
TOTAL OVER-THE-COUNTER SWAP CONTRACTS	$ —	$12,382	$(46,501)

	Cost or Premiums, net	Asset	Liability
TOTAL OVER-THE-COUNTER FINANCIAL DERIVATIVE INSTRUMENTS	$230,783	$311,755	$(138,646)

	Cost or Premiums, net	Asset	Liability
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS	$130,578	$679,248	$(513,810)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of Net Assets
Sovereign	16.25%
Collateralized loan obligations	9.67
Residential MBS	8.37
Commercial MBS	4.14
Multi-line Insurance	2.56
Real Estate Operations/Development	2.09
Diversified Banking Institution	1.87
Cable TV	1.82
Telephone-Integrated	1.67
Life/Health Insurance	1.55
Property/Casualty Insurance	1.50
Auto/Truck Parts & Equipment-Original	1.25
Telecommunication Services	1.22
Commercial Banks Non-US	1.22
Aerospace/Defense-Equipment	1.21
Auto-Cars/Light Trucks	1.06
REITS-Diversified	0.83
Cellular Telecommunications	0.83
Money Center Banks	0.82
Finance-Other Services	0.77
Credit Card Other	0.77
Tobacco	0.76
Applications Software	0.74
Auto Repair Centers	0.72
Independent Power Producer	0.71
Investment Management & Advising Services	0.63
Diversified Manufacturing Operations	0.62
Retail - Restaurants	0.60
Resorts/Theme Parks	0.59
Diversified Financial Services	0.58
Oil & Gas Refining & Marketing	0.57
Retail-Perfume & Cosmetics	0.51
Aerospace/Defense	0.47
Computer Data Security	0.45
Retail-Misc/Diversified	0.43
Retirement/Aged Care	0.43
Real Estate Management/Services	0.43
Reinsurance	0.43
Athletic Equipment	0.42
Semiconductor Components-Integrated Circuits	0.42
Machinery-Print Trade	0.42
Medical Labs & Testing Services	0.42
Power Conversion/Supply Equipment	0.42
Investment Companies	0.42
Commercial Services-Finance	0.42
Computer Services	0.42
Food-Retail	0.42
Theaters	0.41
Electric-Integrated	0.41
Television	0.41
Recycling	0.41
Cable/Satellite TV	0.40
Building Products-Cement Aggregates	0.40
Machinery-Electrical	0.39
Paper & Related Products	0.39
Medical-Hospitals	0.38
Finance-Leasing Company	0.35
Electronic Components-Miscellaneous	0.29
Cooperative Banks	0.28
Medical-Biomedical/Gene	0.27

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

Medical Instruments	0.25
Oil & Gas Exploration & Production	0.24
Food-Miscellaneous/Diversified	0.22
Machinery-Construction & Mining	0.19
Containers-Paper/Plastic	0.19
Oil Comp-Integrated	0.17
Data Processing/Management	0.15
E-Commerce/Services	0.15
Public Thoroughfares	0.15
Coal	0.15
Transport-Rail	0.13
Enterprise Software/Services	0.05
Long-Term Investments	81.75
Short-Term Investments	15.75
Total Investments	97.50
Financial Derivative Instruments	0.62
Net other assets and liabilities	1.88
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
Euro	40%
US Dollar	35
British Pound	21
Mexican Peso	2
New Zealand Dollar	2
Romanian Leu	0 *
100%
* Less than 0.5% of total investments.

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

Fair Value Measurements
The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets
Auto Loan Receivables
Germany	$—	$206,240	$—	$206,240
Total Auto Loan Receivables	—	206,240	—	206,240

Corporate Bonds
Australia	—	39,649	—	39,649
Austria	—	104,920	—	104,920
France	—	762,177	—	762,177
Germany	—	463,844	—	463,844
Ireland	—	118,674	—	118,674
Japan	—	185,698	—	185,698
Jersey	—	186,703	—	186,703
Luxembourg	—	919,901	—	919,901
Netherlands	—	1,214,055	—	1,214,055
Portugal	—	109,872	—	109,872
Singapore	—	78,200	—	78,200
United Kingdom	—	3,376,406	—	3,376,406
United States	—	3,566,809	—	3,566,809
Total Corporate Bonds	—	11,126,908	—	11,126,908

Commercial Mortgage-backed Securities
Germany	—	384,839	—	384,839
United Kingdom	—	726,746	—	726,746
United States	—	475,404	—	475,404
Total Commercial Mortgage-backed Securities	—	1,586,989	—	1,586,989

Credit Card Receivables
United Kingdom	—	204,403	—	204,403
United States	—	642,797	—	642,797
Total Credit Card Receivables	—	847,200	—	847,200

Collateralized Loan Obligations
Ireland	—	281,378	—	281,378
Luxembourg	—	141,706	—	141,706
Netherlands	—	690,933	—	690,933
Total Collateralized Loan Obligations	—	1,114,017	—	1,114,017

Residential Mortgage-backed Securities
Australia	—	226,886	—	226,886
Netherlands	—	447,567	—	447,567
United Kingdom	—	1,889,993	—	1,889,993
Total Residential Mortgage-backed Securities	—	2,564,446	—	2,564,446
Sovereign Debt Obligations	—	4,328,845	—	4,328,845
Total Sovereign Debt Obligations	—	4,328,845	—	4,328,845

Short-Term Investment	4,194,117	—	—	4,194,117
Total Investments	$4,194,117	$21,774,645	$—	$25,968,762

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
Unconstrained Bond Fund	(unaudited)
October 31, 2015 (continued)

Financial Derivative Instruments - Assets
Exchange-Traded or Centrally Cleared	$1,359	$366,134	$—	$367,493
Over-The-Counter	—	311,755	—	311,755
Total Financial Derivative Instruments - Assets	$1,359	$677,889	$—	$679,248

Liabilities
Financial Derivative Instruments - Liabilities
Exchange-Traded or Centrally Cleared	$(7,255)	$(367,909)	$—	$(375,164)
Over-The-Counter	—	(138,646)	—	(138,646)
Total Financial Derivative Instruments - Liabilities	$(7,255)	$(506,555)	$—	$(513,810)
During the period ended October 31, 2015, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
US Growth Opportunities Fund	(unaudited)
October 31, 2015

Shares		Value (Note 2)

Common stocks - 97.43%
	Ireland – 1.73%
882	Perrigo Co. plc	$139,127

	United States - 95.70%
868	Acuity Brands, Inc.	189,745
2,962	Adobe Systems, Inc. *	262,611
3,237	Amphenol Corp., Class A	175,510
4,895	Bank of the Ozarks, Inc.	244,848
1,947	Bio-Techne Corp.	171,725
846	C.R. Bard, Inc.	157,652
4,260	Cantel Medical Corp.	252,533
1,629	Celgene Corp. *	199,895
3,131	Cerner Corp. *	207,554
3,696	Cognizant Technology Solutions Corp., Class A *	251,734
1,538	Concho Resources, Inc. *	178,269
1,700	Costco Wholesale Corp.	268,804
2,638	Danaher Corp.	246,152
1,982	Ecolab, Inc.	238,534
3,357	Fiserv, Inc. *	323,984
1,841	Genesee & Wyoming, Inc., Class A *	123,531
1,495	Henry Schein, Inc. *	226,806
2,342	Intuit, Inc.	228,181
4,549	Microchip Technology, Inc.	219,671
3,851	Raymond James Financial, Inc.	212,229
1,911	Red Hat, Inc. *	151,179
1,305	Snap-on, Inc.	216,486
4,979	Starbucks Corp.	311,536
1,982	The JM Smucker Co.	232,667
2,200	The Middleby Corp. *	257,268
3,780	The TJX Companies, Inc.	276,658
776	The Ultimate Software Group, Inc. *	158,576
1,897	The Walt Disney Co.	215,765
2,828	Tractor Supply Co.	261,279
2,687	Under Armour, Inc., Class A *	255,480
3,294	VF Corp.	222,411
2,257	Visa, Inc., A Shares	175,098
2,017	Wabtec Corp.	167,149
3,153	Walgreens Boots Alliance, Inc.	266,996
705	WW Grainger, Inc.	148,050
		7,696,566
Total common stocks - 97.43%		7,835,693
	(Cost $7,114,054)

Total long-term investments - 97.43%		7,835,693
	(Cost $7,114,054)

Short-term investment - 2.01%
161,980	Fidelity Institutional Treasury Portfolio	161,980
	Total short-term investment (Cost $161,980)	161,980

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
US Growth Opportunities Fund	(unaudited)
October 31, 2015 (continued)

Value (Note 2)
Total investments - 99.44% (Cost $7,276,034)	$7,997,673
Net other assets and liabilities – 0.56%	45,097
Total net assets – 100.00%	$8,042,770

*       Non-income producing security

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
US Growth Opportunities Fund	(unaudited)
October 31, 2015 (continued)

Other information:

Industry concentration as a percentage of net assets:	% of Net Assets
Medical Products	5.96%
Apparel Manufacturers	5.94
Machinery-General Industrials	5.28
Applications Software	4.72
Data Processing/Management	4.03
Retail - Restaurants	3.87
Retail - Major Department Store	3.44
Retail - Discount	3.34
Retail - Drug Store	3.32
Electronic Forms	3.27
Retail - Gardening Products	3.25
Computer Services	3.13
Diversified Manufacturing Operations	3.06
Commercial Banks-Southern US	3.04
Chemicals - Specialty	2.97
Food - Confectionery	2.89
Electronic Components-Semiconductors	2.73
Tools - Hand Held	2.69
Multimedia	2.68
Finance - Investment Banking & Brokerage	2.64
Medical Information Systems	2.58
Medical - Biomedical/Gene	2.49
Lighting Products & Systems	2.36
Oil & Gas Exploration & Production	2.22
Commercial Services-Finance	2.18
Electronic Connectors	2.18
Medical Instruments	2.13
Enterprise Software/Services	1.97
Disposable Medical Products	1.96
Distribution/Wholesale	1.84
Medical - Generic Drugs	1.73
Transport-Rail	1.54
Long-Term Investments	97.43
Short-Term Investment	2.01
Total Investments	99.44
Net other assets and liabilities	0.56
100.00%

Currency exposure of portfolio assets before any currency hedging, if applicable. Excludes derivatives.	% of total investments
US Dollar	100%

Henderson Global Funds	Portfolio of investments
US Growth Opportunities Fund	(unaudited)
October 31, 2015 (continued)

Fair Value Measurements

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015:

Description	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
Assets
Common Stocks
Ireland	$139,127	$—	$—	$139,127
United States	7,696,566	—	—	7,696,566
Total Common Stocks	7,835,693	—	—	7,835,693
Short-term investment	161,980	—	—	161,980
Total Investments	$7,997,673	$—	$—	$7,997,673

During the period ended October 31, 2015, there were no transfers in or out of security levels.

See notes to portfolio of investments

Henderson Global Funds	Notes to portfolio of investments (unaudited)
Note 1. Organization

Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among thirteen series. The Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson High Yield Opportunities Fund, Henderson International Long/Short Equity Fund, Henderson International Opportunities Fund, Henderson International Select Equity Fund, Henderson Strategic Income Fund, Henderson Unconstrained Bond Fund and Henderson US Growth Opportunities Fund (collectively, the “Funds”) are included in this report. Each is a separate series of the Trust and each is diversified except for the Henderson High Yield Opportunities Fund, Henderson International Long/Short Equity Fund, Henderson International Select Equity Fund, Henderson Unconstrained Bond Fund and Henderson US Growth Opportunities Fund.

Though it may invest directly in securities, the Henderson All Asset Fund is primarily a Fund-of-Funds (“FoF”) that seeks to achieve its objective by investing in a portfolio of underlying funds (“underlying funds”) which, in turn, may invest in a variety of US and foreign equity, fixed income, money market, derivative instruments and commodities products. The FoF does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the FoF, within its principal investment strategies, may represent a significant portion of the underlying funds’ net assets subject to 1940 Act limitations and any exemptive relief provided thereto. The FoFs’ “Portfolio of Investments” lists the underlying funds held as an investment of the FoF as of period end, but does not include the holdings of the underlying funds.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its portfolio of investments. These policies are in conformity with US generally accepted accounting principles (“GAAP”), which includes the accounting and reporting guidelines under the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The preparation of the portfolios of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security valuation
Securities, short sales and financial derivative instruments traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter ("OTC") market are valued at the mean between the last bid and asked price.

Debt securities, including short-term investments and/or those with an original or remaining maturity of 60 days or less, are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker-dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.

Investments in investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

OTC financial derivatives instruments between the Funds and their counterparties, including swap contracts and options (including swaptions) and centrally-cleared swap contracts listed or traded on a multi-lateral or trade facility platform, such as a registered exchange, are valued using independent values provided by independent pricing services when available. Otherwise, fair values are estimated on the basis of pricing models that incorporate current

Henderson Global Funds	Notes to portfolio of investments (unaudited)

market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Security transactions
Investment transactions are accounted for on a trade-date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date.

Foreign currency translation
Investments in securities, financial derivative instruments and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

Forward foreign currency contracts
The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities. Alternatively, a Fund may enter into a forward foreign currency contract for speculative purposes of gaining exposure to particular foreign currency markets. When entering into forward foreign currency contracts, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk or both kinds of risks, the extent of which may subject the Fund to loss in excess of the amount recognized as unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. When applicable, open forward foreign currency contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Futures contracts
The Funds are subject to interest rate risk, equity risk and foreign currency risk in the normal course of pursuing their investment objectives. Accordingly, the Funds may invest in futures contracts to gain exposure to, or hedge against, changes in the value of interest rates, equity indices or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, a Fund is required to deposit cash with the broker as initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on fluctuations in the fair value of the underlying asset. Unrealized appreciation or depreciation is recognized but not considered realized until the contracts expire or are closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and/or the underlying hedged assets. With futures contracts, there is limited counterparty credit risk to the Funds as futures contracts are exchange-traded and the exchange’s clearinghouse acts as counterparty to all exchange-traded futures transactions. When applicable, open futures contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Short Sales
The International Long/Short Equity Fund may engage in short selling (i.e., selling securities it does not own) as part of its normal investment activities. The Fund will enter into a short position on a security believed to be overvalued or poised to underperform in order to take advantage of a decline in its price. Securities sold short are recorded as a liability and marked-to-market daily.  There are substantial risks associated with selling short, including the risk that the Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The loss on a short sale is potentially unlimited as the value of a security sold short increases. The Fund is also subject to the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Short positions are collateralized by cash and/or securities held with the Fund’s custodian. The collateral amount is adjusted daily based on the market value of the short positions. The securities pledged as collateral that are restricted from use are included on the Portfolio of Investments. Liabilities for securities sold short are closed by purchasing the applicable securities for delivery to the Fund’s custodian. Open short positions outstanding at the end of the period are listed in the Fund’s Portfolio of Investments.

Options
The Funds may purchase put and call options to create investment exposure consistent with their investment objectives or to hedge or limit the exposure of their portfolio holdings. Alternatively, certain Funds may write (sell) call and put options on financial derivatives instruments, securities/indices or currencies in order to gain exposure to, or protect against, changes in the markets. The Funds may use options on exchange-traded futures contracts, indices or securities to hedge an existing position or future investment, for speculative purposes, or to manage exposure to market movements. The Funds may also use foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation, to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The Funds may also use interest rate swaptions in which the underlying instrument is an interest rate swap (discussed below under “Swap contracts”). Swaptions are agreements to enter into a pre-defined swap agreement by some specified date in the future. The writer of a swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise. These types of options may be used to hedge against unfavorable fluctuations in interest rates.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument, while purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium when purchasing call options or put options. The option is subsequently valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. The primary risks of investing in purchased options include the risk of imperfect correlation between the option price and the value of the underlying instrument and the possibility of an illiquid market for the option. There is limited counterparty risk with respect to exchange-traded purchased options as settlement is facilitated through a central clearinghouse. There is inherently more risk of counterparty non-performance for OTC purchased options, although the risk is generally limited to the premium paid. When applicable, outstanding options purchased by the Funds at the end of the period are listed in each Fund’s Portfolio of Investments.

Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is recognized as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option written by the Fund either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option written by the Fund is exercised, the Fund recognizes a realized gain or loss from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option written by the Fund is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument that the Fund purchases upon exercise of the option. Written options are subject to substantial risks. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security/index or currency

Henderson Global Funds	Notes to portfolio of investments (unaudited)

underlying the written option. Exercise of an option written by the Fund could result in a Fund selling or buying a financial derivative instrument, security/index or currency at a price different from current market value. Further, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. When applicable, open options and swaptions at the end of the period are listed in each Fund's Portfolio of Investments.

The number of options/swaptions written and the premiums received, including both exchange-traded and OTC options, by the Unconstrained Bond Fund during the period ended October 31, 2015 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	14,440,000	$128,008
Options written during period	8,020,000	60,447
Options bought back during period	-	-
Options expired during period	(810,000)	(3,828)
Options outstanding, end of period	21,650,000	$184,627

Swap contracts
The Funds may enter into interest rate, credit default, inflation, equity, total return, currency and other swap contracts. Swap contracts are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap the returns (or the differential in rates of return) earned or realized on particular investments, instruments, indices or other measures for a defined series of cash flows at a predetermined rate at specified, future intervals. Swap contracts are privately negotiated in the OTC market (“OTC swaps”), or may be executed on a multi-lateral or other trade facility platform, such as a registered exchange (“centrally-cleared swaps”). The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a pre-determined period of time.

Certain Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure (i.e., leverage), or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must either pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation or pay a net amount equal to the par value of the defaulted reference entity less its recovery value. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts as of period end are disclosed in the Portfolios of Investments, as applicable. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Certain Funds hold fixed-rate and/or floating-rate bonds. Accordingly, the Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives as the value of these bonds may decrease if interest rates rise, or vice versa. To hedge against this risk and/or to generate income at prevailing market rates, the

Henderson Global Funds	Notes to portfolio of investments (unaudited)

Funds may enter into interest rate swap contracts. Interest rate swap contracts involve the exchange by the Fund with another party for their respective commitment to pay or receive a fixed or variable interest rate on the notional amount.

The International Long/Short Equity Fund may enter into equity swaps for purposes of establishing long or short exposure to underlying individual securities. Equity swaps may be used in lieu of direct stock investment or short sale to enhance liquidity, synthetically enter markets with high barriers to entry or establish short positions in markets where short selling is disallowed. Equity swaps involve commitments where cash flows are exchanged based on a variable interest rate. At maturity, or upon reset or termination, a net cash flow is exchanged equivalent to the return, inclusive of dividends declared on the underlying equity, less a financing rate.

Entering into these contracts involves, to varying degrees, elements of counterparty, interest, credit and market risk. Such risks involve the potential inability of the counterparties to meet the terms of the contract (which is limited with respect to centrally-cleared swaps as described below), unanticipated changes in the value of the swap contract, the possibility that there will be no liquid market for the contract, and that there may be unfavorable changes in interest rates. The risk that a counterparty is unable to perform on its obligations in situations when the Funds are in an appreciated position is mitigated with respect to OTC swaps by having master netting arrangements between the Funds and their counterparties and, in certain scenarios dictated by the contracts, the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally-cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. The magnitude of counterparty credit risk is different depending on the type of swap. Under a credit default swap, the Funds’ maximum risk of loss as the protection buyer is limited to the market value, or the current unrealized appreciation/depreciation on the contract plus/minus any upfront premiums paid/received. Alternatively, as the protection seller, the maximum risk of loss is equivalent to the notional or par value of the contract plus/minus any upfront premiums paid/received. At October 31, 2015, notional outstanding for credit protection sold, translated into US Dollar amounts, equated to $250,000 for the High Yield Opportunities Fund, $54,983 for the Strategic Income Fund and $0 for the Unconstrained Bond Fund. Alternatively, under an interest rate, inflation, or equity swap, as notional is not exchanged, the Funds’ maximum risk of loss is limited to the unrealized loss on the contracts. When applicable, open swap contracts at the end of the period are listed in each Fund's Portfolio of Investments.

3. Investment Transactions

Securities Lending
The European Focus Fund, Global Technology Fund, High Yield Opportunities Fund, International Opportunities Fund and International Select Equity Fund are enrolled in a securities lending program whereby the Funds may loan securities with a value of up to 33 1/3% of each Fund’s total assets. Securities loans are made to banks and broker-dealers via State Street Bank and Trust Company (“SSB”) as lending agent pursuant to agreements requiring that loans be continuously secured by collateral at least equal at all times to the value of the securities on loan. The Funds receive cash or US government obligations as collateral against the loaned securities in an amount at least equal to 102% (for loans of US securities) or 105% (for loans of non-US securities) of the fair value of the loaned securities at the inception of each loan, and which is subsequently adjusted each day based on market value movements. Under the securities lending arrangement, the collateral received is recorded by the lending Fund along with a related obligation to return the collateral. To the extent non-cash collateral received in the form of short-term US government obligations, brokers pay the lending Fund negotiated lenders' fees which are divided between the Fund and SSB and are recorded as security lending income. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a 1940 Act-registered open-end mutual fund used exclusively for SSB securities lending clients, which Henderson has determined presents minimal credit risk. Securities on loan and investment of cash collateral in the State Street Navigator Securities Lending Prime Portfolio are reflected in each Fund’s Portfolio of Investments, as applicable.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. Consequently, loans are made only to borrowers which are deemed to be creditworthy by SSB and approved by Henderson.  The borrower pays the Funds an amount equal to any dividends or interest received on securities lent, and the Funds retain all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Funds may call such loans in order to sell the securities involved.

The following table is a summary of each Fund’s securities on loan and related cash and non-cash collateral received as of October 31, 2015:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
Henderson European Focus Fund	56,500,766	59,068,608	12,315	59,080,923
Henderson Global Technology Fund	8,743,140	5,260,218	3,672,531	8,932,749
Henderson International Opportunities Fund	11,745,055	12,316,479	—	12,316,479
Henderson International Select Equity Fund	209,459	220,305	—	220,305

* The non-cash collateral includes US Treasuries and US Government Agency securities.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

4. Fair value measurements

US GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

    • Level 1 – quoted prices (unadjusted) in active markets for identical investments
    • Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
    • Level 3 – significant unobservable inputs based on the best information available in the circumstances to the extent observable inputs are not available (including the Fund's own assumptions in determining the fair value of investments)

Tables included under the heading “Fair value measurements” summarizing each Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2015 have been listed after each Fund’s Portfolio of Investments.

Any transfers between levels are disclosed, effective at the end of the period, in each Fund's table with the reasons for the transfers disclosed in a note to the table, if applicable.

5. Transactions with affiliates
An affiliated entity of a Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Additionally, certain of the Funds held ownership in other Funds within the Trust. At October 31, 2015, the All Asset Fund held 0.4% of the Henderson Global Equity Income Fund, 0.24% of the Henderson Global Technology Fund , 0.49% of the Henderson Strategic Income Fund and 11.11% of the Henderson Unconstrained Bond Fund. Transactions in affiliates during the period ended October 31, 2015 were as follows:

Affiliate	Value 7/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2015	Dividend Income
All Asset
Henderson Global Equity Income Fund	$1,591,319	$21,678	$-	$(63,925)	$-	$1,549,072	$21,678
Henderson Global Technology Fund	1,486,901	-	(771,552)	(106,283)	49,702	658,768	-
Henderson Strategic Income Fund	1,214,183	9,577	-	(12,046)	-	1,211,714	9,577
Henderson Unconstrained Bond Fund	2,978,911	8,545	-	(28,202)	-	2,959,254	8,545
Total	$7,271,314	$39,800	$(771,552)	$(210,456)	$49,702	$6,378,808	$39,800

The aggregate cost and value of affiliates at October 31, 2015 is $6,491,312 and $6,378,808, respectively. Investments in affiliates represented 10.91% of total net assets of the All Asset Fund as of October 31, 2015.

Henderson Global Funds	Notes to portfolio of investments (unaudited)

6. Federal income tax cost basis
The US federal income tax basis of investments, excluding financial derivative instruments at October 31, 2015, and the gross unrealized appreciation and depreciation, were as follows:

	All Asset	Dividend & Income Builder
Cost	$57,153,776	$66,660,662
Gross unrealized appreciation	1,472,529	3,856,807
Gross unrealized depreciation	(845,059)	(2,616,034)
Net unrealized appreciation (depreciation)	627,470	1,240,773

	Emerging Markets	European Focus
Cost	$25,528,280	$3,804,835,226
Gross unrealized appreciation	725,707	287,275,698
Gross unrealized depreciation	(2,857,825)	(317,040,788)
Net unrealized appreciation (depreciation)	(2,132,118)	(29,765,090)

	Global Equity Income	Global Technology
Cost	$3,712,871,450	$196,624,890
Gross unrealized appreciation	186,181,068	85,326,337
Gross unrealized depreciation	(283,092,655)	(6,809,572)
Net unrealized appreciation (depreciation)	(96,911,587)	78,516,765

	High Yield Opportunities	International Long/Short Equity
Cost	$26,628,217	$5,738,903
Gross unrealized appreciation	366,302	215,244
Gross unrealized depreciation	(765,720)	(108,731)
Net unrealized appreciation (depreciation)	(399,418)	106,513

	International Opportunities	International Select Equity
Cost	$4,176,749,492	$5,547,184
Gross unrealized appreciation	651,804,890	368,278
Gross unrealized depreciation	(145,547,601)	(282,108)
Net unrealized appreciation (depreciation)	506,257,289	86,170

	Strategic Income	Unconstrained Bond
Cost	$250,735,587	$27,122,676
Gross unrealized appreciation	1,526,885	72,624
Gross unrealized depreciation	(5,225,144)	(1,226,538)
Net unrealized appreciation (depreciation)	(3,698,259)	(1,153,914)

Henderson Global Funds	Notes to portfolio of investments (unaudited)

US Growth Opportunities
Cost	$7,276,034
Gross unrealized appreciation	840,868
Gross unrealized depreciation	(119,229)
Net unrealized appreciation (depreciation)	721,639

7. Recently issued accounting pronouncements
In August 2014, the FASB issued ASU 2014-15 Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern which provides guidance in US GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The amendments are effective for annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter, though early adoption is permitted. In management’s evaluation, there are no uncertainties about each Fund’s ability to continue as a going concern.

In May 2015, the FASB issued ASU 2015-07 Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). Topic 820, Fair Value Measurement, permits a reporting entity, as a practical expedient, to measure the fair value of certain investments using the net asset value per share of the investment; however, categorization within the fair value hierarchy based upon redemption characteristics has been diverse. The Update removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and instead requires these investments to be separately disclosed. The amendments are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years, though early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

Item 2.     Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.     Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:             /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       December 23, 2015

By:             /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:       December 23, 2015